                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
    OF REGISTERED MANAGEMENT INVESTMENT COMPANY

  Investment Company Act file number 811-10395

                         Pioneer Series Trust VII
               (Exact name of registrant as specified in charter)

                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)

            Terrence J. Cullen, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 742-7825

Date of fiscal year end:  October 31

Date of reporting period:  January 31, 2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may
use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget
("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW,
Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

File the schedules as of the close of the reporting period as set forth in
ss. 210.12-12  12-14 of Regulation S-X [17 CFR 210.12-12  12-14]. The
schedules need not be audited.
			Pioneer Global High Yield Fund
			Schedule of Investments 1/31/2016 (Unaudited)

	Principal Amount ($)	Floating Rate (b) (unaudited)		Value
			CONVERTIBLE CORPORATE BONDS - 3.9%
			Energy - 0.7%
			Integrated Oil & Gas - 0.0% †
	2,818,475		American Energy - Utica LLC, 3.5% (3.50% Cash, 0.00% PIK), 3/1/21 (144A) (PIK)	$98,647
			Oil & Gas Exploration & Production - 0.4%
	4,155,000		Cobalt International Energy, Inc., 2.625%, 12/1/19	$2,100,872
	2,585,000		Whiting Petroleum Corp., 1.25%, 4/1/20 (144A)	1,400,747
				$3,501,619
			Oil & Gas Storage & Transportation - 0.3%
	2,800,000		Golar LNG, Ltd., 3.75%, 3/7/17	$2,534,280
			Total Energy	$6,134,546
			Materials - 0.8%
			Construction Materials - 0.5%
	5,625,000		Cemex SAB de CV, 3.72%, 3/15/20	$3,969,141
			Diversified Metals & Mining - 0.3%
	3,890,636		Mirabela Nickel, Ltd., 9.5%, 6/24/19 (144A) (0.0% cash, 9.5% PIK) (PIK)	$2,256,569
			Steel - 0.0% †
EURO	256,063		New World Resources NV, 4.0%, 10/7/20 (144A) (4.0% cash, 8.0% PIK) (PIK) (d)	$41,597
			Total Materials	$6,267,307
			Capital Goods - 0.1%
			Electrical Components & Equipment - 0.1%
	1,250,000		General Cable Corp., 4.5%, 11/15/29 (Step)	$632,031
			Total Capital Goods	$632,031
			Consumer Durables & Apparel - 0.5%
			Homebuilding - 0.5%
	4,640,000		KB Home, 1.375%, 2/1/19	$4,013,600
			Total Consumer Durables & Apparel	$4,013,600
			Food, Beverage & Tobacco - 0.2%
			Distillers & Vintners - 0.2%
	2,632,642		CEDC Finance Corp International, Inc., 10.0%, 4/30/18 (10.0% cash, 0.0% PIK) (PIK)	$1,184,689
			Total Food, Beverage & Tobacco	$1,184,689
			Pharmaceuticals, Biotechnology & Life Sciences - 0.4%
			Pharmaceuticals - 0.4%
	3,890,000		Impax Laboratories, Inc., 2.0%, 6/15/22 (144A)	$3,610,406
			Total Pharmaceuticals, Biotechnology & Life Sciences	$3,610,406
			Software & Services - 0.8%
			Internet Software & Services - 0.5%
	3,750,000		WebMD Health Corp., 1.5%, 12/1/20	$4,333,594
			Application Software - 0.3%
	1,840,000		Citrix Systems, Inc., 0.5%, 4/15/19	$1,938,900
	490,000		Mentor Graphics Corp., 4.0%, 4/1/31	504,088
				$2,442,988
			Total Software & Services	$6,776,582
			Technology Hardware & Equipment - 0.1%
			Electronic Components - 0.1%
	1,605,000		Vishay Intertechnology, Inc., 2.25%, 5/15/41 (144A)	$1,172,653
			Total Technology Hardware & Equipment	$1,172,653
			Semiconductors & Semiconductor Equipment - 0.3%
			Semiconductors - 0.3%
	2,393,896		LDK Solar Co, Ltd., 5.535%, 12/31/18, (5.535% cash, 5.535% PIK) (PIK)	$359,084
	2,290,000		SunPower Corp., 0.875%, 6/1/21	1,820,550
	535,000		Suntech Power Holdings Co., Ltd., 3.0%, 3/15/13 (e)	268
				$2,179,902
			Total Semiconductors & Semiconductor Equipment	$2,179,902
			TOTAL CONVERTIBLE CORPORATE BONDS
			(Cost $45,539,004)	$31,971,716

			PREFERRED STOCKS - 1.7%
			Transportation - 0.2%
			Air Freight & Logistics - 0.2%
	3,428		CEVA Group Plc, 0.0%, 12/31/14 (e) *	$1,542,676
			Total Transportation	$1,542,676
			Banks - 0.4%
			Diversified Banks - 0.4%
	127,376	7.12	Citigroup, Inc., Floating Rate Note (Perpetual)	$3,473,544
			Total Banks	$3,473,544
			Diversified Financials - 1.1%
			Consumer Finance - 1.1%
	355,600	8.12	GMAC Capital Trust I, Floating Rate Note, 2/15/40	$9,050,020
			Total Diversified Financials	$9,050,020
			Insurance - 0.0% †
			Reinsurance - 0.0% †
	33,500		Lorenz Re, Ltd., Variable Rate Notes, (Perpetual) * (f)	$83,750
			Total Insurance	$83,750
			TOTAL PREFERRED STOCKS
			(Cost $15,386,675)	$14,149,990
	Shares
			COMMON STOCKS - 1.5%
			Energy - 0.0% †
			Oil & Gas Exploration & Production - 0.0% †
	332,641		Halcon Resources Corp.	$182,953
			Total Energy	$182,953
			Materials - 0.0% †
			Commodity Chemicals - 0.0% †
	1,818		LyondellBasell Industries NV	$141,749
			Total Materials	$141,749
			Capital Goods - 0.0% †
			Industrial Machinery - 0.0% †
	156,027		Liberty Tire Recycling LLC (d)	$1,560
			Total Capital Goods	$1,560
			Commercial Services & Supplies - 0.0% †
			Diversified Support Services - 0.0% †
	63		IAP Worldwide Services, Inc.	$125,851
			Total Commercial Services & Supplies	$125,851
			Transportation - 0.1%
			Air Freight & Logistics - 0.1%
	1,584		CEVA Group Plc *	$712,642
			Total Transportation	$712,642
			Automobiles & Components - 0.5%
			Automobile Manufacturers - 0.5%
	301,939		Ford Motor Co.	$3,605,152
			Total Automobiles & Components	$3,605,152
			Consumer Services - 0.0% †
			Education Services - 0.0% †
	11,492		Cengage Learning Holdings II, Inc.	$224,094
			Total Consumer Services	$224,094
			Diversified Financials - 0.1%
			Specialized Finance - 0.1%
	894		Panolam Holdings Co. * (d)	$742,020
			Total Diversified Financials	$742,020
			Insurance - 0.8%
			Life & Health Insurance - 0.8%
	4,613,242		TIG TopCo., Ltd. (d)	$6,438,775
	4,840		TIG TopCo., Ltd. (Class A) (d)	1,103
	132,750		TopCo. Ltd. (d)	30,250
				$6,470,128
			Total Insurance	$6,470,128
			Semiconductors & Semiconductor Equipment - 0.0% †
			Semiconductors - 0.0% †
	158,800		LDK Solar Co, Ltd. (A.D.R.) *	$8,226
			Total Semiconductors & Semiconductor Equipment	$8,226
			TOTAL COMMON STOCKS
			(Cost $14,826,772)	$12,214,375
	Principal Amount ($)
			ASSET BACKED SECURITIES - 0.9%
			Transportation - 0.2%
			Airlines - 0.2%
	1,213,302		Continental Airlines 1998-1 Class B Pass Through Trust, 6.748%, 3/15/17	$1,244,363
			Total Transportation	$1,244,363
			Banks - 0.2%
			Thrifts & Mortgage Finance - 0.2%
	1,181,578	1.40	Countrywide Asset-Backed Certificates, Floating Rate Note, 11/25/34	$1,120,060
	414,913		Westgate Resorts 2014-A LLC, 6.25%, 10/20/26 (144A)	411,967
				$1,532,027
			Total Banks	$1,532,027
			Diversified Financials - 0.5%
			Other Diversified Financial Services - 0.1%
	5,948,204	0.91	Aircraft Finance Trust, Floating Rate Note, 5/15/24	$1,189,641
			Specialized Finance - 0.4%
	698,362	0.86	Lease Investment Flight Trust, Floating Rate Note, 7/15/31	$314,263
	8,017,860	0.82	Lease Investment Flight Trust, Floating Rate Note, 7/15/31	2,966,608
				$3,280,871
			Total Diversified Financials	$4,470,512
			TOTAL ASSET BACKED SECURITIES
			(Cost $12,001,211)	$7,246,902

			COLLATERALIZED MORTGAGE OBLIGATIONS - 2.5%
			Materials - 0.5%
			Forest Products - 0.5%
	4,315,000		TimberStar Trust I, 7.5296%, 10/15/36 (144A)	$4,374,288
			Total Materials	$4,374,288
			Banks - 2.0%
			Thrifts & Mortgage Finance - 2.0%
	1,500,000	3.21	Citigroup Commercial Mortgage Trust 2014-GC23 REMICS, Floating Rate Note, 7/12/47 (144A)	$929,750
	1,480,000	5.96	COBALT CMBS Commercial Mortgage Trust 2007-C3, Floating Rate Note, 5/15/46	1,429,379
	455,000	5.96	COBALT CMBS Commercial Mortgage Trust 2007-C3, Floating Rate Note, 5/15/46	418,997
	6,273,338	7.08	Credit Suisse First Boston Mortgage Securities Corp., Floating Rate Note, 12/15/35 (144A)	6,069,987
	1,175,000	3.87	EQTY 2014-INNS Mortgage Trust, Floating Rate Note, 5/8/31 (144A)	1,144,045
	777,948	5.17	EQTY 2014-MZ Mezzanine Trust, Floating Rate Note, 5/10/19 (144A)	774,089
	1,500,000	4.94	GS Mortgage Securities Corp II Series 2005-GG4, Floating Rate Note, 7/10/39	1,433,501
	687,153		Homeowner Assistance Program Reverse Mortgage Loan Trust 2013-RM1, 4.0%, 5/26/53 (144A)	676,159
	2,100,000	6.21	JP Morgan Chase Commercial Mortgage Securities Trust 2007-LDP12, Floating Rate Note, 2/15/51	2,072,184
	1,780,196	2.69	JP Morgan Mortgage Trust 2005-A1, Floating Rate Note, 2/25/35	1,663,639
				$16,611,730
			Total Banks	$16,611,730
			TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
			(Cost $20,960,667)	$20,986,018

			CORPORATE BONDS - 75.9%
			Energy - 5.9%
			Oil & Gas Drilling - 0.3%
	3,765,000		Unit Corp., 6.625%, 5/15/21	$2,447,250
			Integrated Oil & Gas - 0.1%
MXN	8,650,000		Petroleos Mexicanos, 7.19%, 9/12/24 (144A)	$430,696
			Oil & Gas Exploration & Production - 3.7%
	1,750,000		Antero Resources Corp., 5.625%, 6/1/23 (144A)	$1,452,500
	2,165,000		Bonanza Creek Energy, Inc., 5.75%, 2/1/23	779,400
	2,830,000		BreitBurn Energy Partners LP, 7.875%, 4/15/22	459,875
	3,225,000		Carrizo Oil & Gas, Inc., 6.25%, 4/15/23	2,253,469
	4,240,000		Comstock Resources, Inc., 7.75%, 4/1/19	519,400
	374,000		Comstock Resources, Inc., 9.5%, 6/15/20	43,945
	3,595,000		Denbury Resources, Inc., 5.5%, 5/1/22	1,258,250
	3,450,000		EP Energy LLC, 9.375%, 5/1/20	1,466,250
	4,980,000		EPL Oil & Gas, Inc., 8.25%, 2/15/18	273,900
	3,260,000		GeoPark Latin America, Ltd. Agencia en Chile, 7.5%, 2/11/20 (144A)	1,988,600
	4,990,000		Gulfport Energy Corp., 7.75%, 11/1/20	4,391,200
	1,634,000		Halcon Resources Corp., 12.0%, 2/15/22 (144A)	947,720
	3,790,000		Hilcorp Energy I LP, 5.0%, 12/1/24 (144A)	2,927,775
	1,000,000		KazMunayGas National Co JSC, 4.4%, 4/30/23 (144A)	877,056
	155,000		Linn Energy LLC, 7.75%, 2/1/21	18,600
	1,525,000		Memorial Resource Development Corp., 5.875%, 7/1/22	1,143,750
	2,300,000		Midstates Petroleum Co., Inc., 9.25%, 6/1/21	103,500
	2,350,000		Novatek OAO via Novatek Finance, Ltd., 4.422%, 12/13/22 (144A)	2,070,938
	7,570,000		Pacific Exploration and Production Corp., 5.375%, 1/26/19 (144A)	965,175
	3,250,000		PDC Energy, Inc., 7.75%, 10/15/22	3,087,500
	2,250,000		Penn Virginia Corp., 8.5%, 5/1/20	365,625
	3,265,000		Sanchez Energy Corp., 6.125%, 1/15/23	1,306,000
	800,000		Sanchez Energy Corp., 7.75%, 6/15/21	332,000
	455,000		SM Energy Co., 5.0%, 1/15/24	244,562
	2,410,000		Swift Energy Co., 8.875%, 1/15/20 (e)	180,750
	1,525,000		WPX Energy, Inc., 7.5%, 8/1/20	957,852
	770,000		WPX Energy, Inc., 8.25%, 8/1/23	492,800
				$30,908,392
			Oil & Gas Refining & Marketing - 0.5%
	4,025,000		Calumet Specialty Products Partners LP, 6.5%, 4/15/21	$2,898,000
	1,981,579	6.22	EP PetroEcuador via Noble Sovereign Funding I, Ltd., Floating Rate Note, 9/24/19	1,530,770
				$4,428,770
			Oil & Gas Storage & Transportation - 1.3%
	2,645,000		Global Partners LP, 7.0%, 6/15/23	$1,904,400
NOK	13,000,000	6.31	Golar LNG Partners LP, Floating Rate Note, 10/12/17	1,473,431
	2,385,000		ONEOK, Inc., 7.5%, 9/1/23	1,937,812
	4,000,000		Sabine Pass Liquefaction LLC, 5.625%, 2/1/21	3,660,000
	2,650,000		Targa Resources Partners LP, 4.25%, 11/15/23	1,934,500
				$10,910,143
			Coal & Consumable Fuels - 0.0% †
	315,000		Alpha Natural Resources, Inc., 6.0%, 6/1/19 (e)	$788
	4,435,000		James River Coal Co., 7.875%, 4/1/19 (e)	99,788
				$100,576
			Total Energy	$49,225,827
			Materials - 8.9%
			Commodity Chemicals - 1.3%
	9,820,000		Rain CII Carbon LLC, 8.0%, 12/1/18 (144A)	$8,150,600
	4,635,000		Tronox Finance LLC, 7.5%, 3/15/22 (144A)	2,792,588
				$10,943,188
			Diversified Chemicals - 1.0%
	460,000		Blue Cube Spinco, Inc., 10.0%, 10/15/25 (144A)	$496,800
	460,000		Blue Cube Spinco, Inc., 9.75%, 10/15/23 (144A)	494,500
EURO	7,225,000		Ineos Finance Plc, 4.0%, 5/1/23	7,316,071
				$8,307,371
			Metal & Glass Containers - 2.7%
EURO	452,686		Ardagh Finance Holdings SA, 8.375%, 6/15/19 (0.00% cash, 8.375% PIK) (144A) (PIK)	$465,746
	3,362,015		Ardagh Finance Holdings SA, 8.625%, (0.00% Cash, 8.625% PIK) 6/15/19 (144A) (PIK)	3,093,054
	423,529		Ardagh Packaging Finance Plc, 7.0%, 11/15/20 (144A)	401,294
EURO	2,100,000		Ardagh Packaging Finance Plc, 9.25%, 10/15/20 (144A)	2,355,038
	2,775,000		Ball Corp., 5.25%, 7/1/25	2,851,312
EURO	725,000		Horizon Holdings I SASU, 7.25%, 8/1/23 (144A)	804,412
EURO	950,000		Horizon Holdings III SASU, 5.125%, 8/1/22 (144A)	1,049,427
	7,490,000		Reynolds Group Issuer, Inc., 8.5%, 5/15/18	7,227,850
	3,785,000		Reynolds Group Issuer, Inc., 9.875%, 8/15/19	3,699,838
				$21,947,971
			Paper Packaging - 0.4%
	3,355,000		AEP Industries, Inc., 8.25%, 4/15/19	$3,384,356
			Diversified Metals & Mining - 1.8%
	3,710,000		Ausdrill Finance Pty, Ltd., 6.875%, 11/1/19 (144A)	$2,606,275
	3,470,000		FMG Resources August 2006 Pty, Ltd., 9.75%, 3/1/22 (144A)	3,010,225
	4,000,000		MMC Norilsk Nickel OJSC via MMC Finance, Ltd., 5.55%, 10/28/20 (144A)	4,001,640
	700,000		MMC Norilsk Nickel OJSC via MMC Finance, Ltd., 6.625%, 10/14/22 (144A)	711,900
	1,560,000		Prince Mineral Holding Corp., 11.5%, 12/15/19 (144A)	1,216,800
	5,145,000		Vedanta Resources Plc, 8.25%, 6/7/21 (144A)	2,940,625
				$14,487,465
			Precious Metals & Minerals - 0.2%
	1,825,000		Fresnillo Plc, 5.5%, 11/13/23 (144A)	$1,834,125
			Steel - 1.0%
	2,800,000		Cliffs Natural Resources, Inc., 8.25%, 3/31/20 (144A)	$2,016,000
	2,300,000		EVRAZ plc, 7.50%, 11/15/19	2,028,600
	4,340,000		JMC Steel Group, Inc., 8.25%, 3/15/18 (144A)	3,233,300
	1,350,000		Metalloinvest Finance, Ltd., 5.625%, 4/17/20 (144A)	1,262,520
EURO	135,483	0.00	New World Resources NV, Floating Rate Note, 10/7/20 (d) (g)	30,813
EURO	101,612	0.00	New World Resources NV, Floating Rate Note, 10/7/20 (d) (g)	14,306
				$8,585,539
			Paper Products - 0.5%
	2,025,000		Mercer International, Inc., 7.0%, 12/1/19	$1,944,000
	3,735,000		Resolute Forest Products, Inc., 5.875%, 5/15/23	2,390,400
				$4,334,400
			Total Materials	$73,824,415
			Capital Goods - 3.5%
			Aerospace & Defense - 0.6%
	1,335,000		DigitalGlobe, Inc., 5.25%, 2/1/21 (144A)	$1,168,125
	2,433,000		DynCorp International, Inc., 10.375%, 7/1/17	1,794,338
EURO	2,240,000		TA MFG., Ltd., 3.625%, 4/15/23	2,268,487
				$5,230,950
			Building Products - 0.8%
	6,750,000		Griffon Corp., 5.25%, 3/1/22	$6,446,250
			Construction & Engineering - 0.3%
EURO	640,000		Abengoa Finance SAU, 6.0%, 3/31/21 (144A)	$102,318
	6,900,000		Abengoa Finance SAU, 8.875%, 11/1/17 (144A)	1,173,000
	5,980,000		Empresas ICA SAB de CV, 8.9%, 2/4/21 (144A)	1,106,300
				$2,381,618
			Electrical Components & Equipment - 0.3%
	3,250,000		General Cable Corp., 5.75%, 10/1/22	$2,457,812
			Industrial Conglomerates - 0.4%
	2,980,000		JB Poindexter & Co., Inc., 9.0%, 4/1/22 (144A)	$3,069,400
			Industrial Machinery - 0.7%
	4,440,000		Apex Tool Group LLC, 7.0%, 2/1/21 (144A)	$3,219,000
	3,280,924		Liberty Tire Recycling LLC, 11.0%, 3/31/21 (0.0% cash, 11.0% PIK) (144A) (PIK) (d)	2,099,791
				$5,318,791
			Trading Companies & Distributors - 0.4%
	3,915,000		WESCO Distribution, Inc., 5.375%, 12/15/21	$3,660,525
			Total Capital Goods	$28,565,346
			Commercial Services & Supplies - 0.2%
			Diversified Support Services - 0.2%
	1,475,000		NANA Development Corp., 9.5%, 3/15/19 (144A)	$1,312,750
			Total Commercial Services & Supplies	$1,312,750
			Transportation - 3.0%
			Airlines - 0.6%
	3,525,000		Gol LuxCo SA, 8.875%, 1/24/22 (144A)	$951,750
	2,050,000		Guanay Finance, Ltd., 6.0%, 12/15/20 (144A)	1,947,500
	3,250,000		TAM Capital 3, Inc., 8.375%, 6/3/21 (144A)	2,450,500
				$5,349,750
			Marine - 0.4%
	2,700,000		Far East Capital, Ltd. SA, 8.0%, 5/2/18	$1,512,432
	3,650,000		Navios South American Logistics, Inc., 7.25%, 5/1/22 (144A)	1,879,750
				$3,392,182
			Railroads - 0.5%
	3,370,000		Florida East Coast Holdings Corp., 6.75%, 5/1/19 (144A)	$3,083,550
EURO	1,325,000		Russian Railways via RZD Capital Plc, 3.3744%, 5/20/21	1,291,477
				$4,375,027
			Trucking - 0.1%
	5,912,658		Inversiones Alsacia SA, 8.0%, 12/31/18 (144A)	$591,266
			Airport Services - 1.1%
	2,642,500		Aeropuertos Argentina 2000 SA, 10.75%, 12/1/20 (144A)	$2,787,838
	6,100,000		Aguila 3 SA, 7.875%, 1/31/18 (144A)	6,199,125
				$8,986,963
			Highways & Railtracks - 0.3%
MXN	47,000,000		Red de Carreteras de Occidente SAPIB de CV, 9.0%, 6/10/28 (144A)	$2,538,540
			Total Transportation	$25,233,728
			Automobiles & Components - 0.6%
			Auto Parts & Equipment - 0.2%
	1,462,000		Nexteer Automotive Group, Ltd., 5.875%, 11/15/21 (144A)	$1,469,310
			Automobile Manufacturers - 0.4%
	2,475,000		Omega US Sub LLC, 8.75%, 7/15/23 (144A)	$2,221,312
	1,670,000		ZF North America Capital, Inc., 4.75%, 4/29/25 (144A)	1,565,625
				$3,786,937
			Total Automobiles & Components	$5,256,247
			Consumer Durables & Apparel - 1.6%
			Homebuilding - 1.1%
	9,802,000		Desarrolladora Homex SAB de CV, 0.0%, 12/11/19 (144A) (e)	$147,030
	3,950,000		Lennar Corp., 4.75%, 11/15/22	3,851,250
	2,200,000		Rialto Holdings LLC, 7.0%, 12/1/18 (144A)	2,200,000
	2,625,000		Taylor Morrison Communities, Inc., 5.875%, 4/15/23 (144A)	2,454,375
				$8,652,655
			Leisure Products - 0.5%
	5,000,000		Icon Health & Fitness, Inc., 11.875%, 10/15/16 (144A)	$4,450,000
			Total Consumer Durables & Apparel	$13,102,655
			Consumer Services - 3.1%
			Casinos & Gaming - 1.9%
EURO	4,921,360		Cirsa Funding Luxembourg SA, 8.75%, 5/15/18 (144A)	$5,363,144
	80,875		Mashantucket Western Pequot Tribe, 6.5%, 7/1/36 (1.0% cash, 5.50% PIK) (PIK) (e) *	404
	14,700,000		Scientific Games International, Inc., 10.0%, 12/1/22	10,216,500
	625,000		Scientific Games International, Inc., 6.25%, 9/1/20	296,875
				$15,876,923
			Hotels, Resorts & Cruise Lines - 0.7%
	2,540,000		Sabre GLBL, Inc., 5.375%, 4/15/23 (144A)	$2,552,700
	2,860,000		Viking Cruises, Ltd., 8.5%, 10/15/22 (144A)	2,652,650
				$5,205,350
			Restaurants - 0.1%
BRL	4,250,000		Arcos Dorados Holdings, Inc., 10.25%, 7/13/16 (144A)	$983,304
			Specialized Consumer Services - 0.4%
EURO	3,285,000		Boing Group Financing Plc, 6.625%, 7/15/19 (144A)	$3,273,042
			Total Consumer Services	$25,338,619
			Media - 1.2%
			Broadcasting - 0.4%
EURO	3,000,000		United Group BV, 7.875%, 11/15/20 (144A)	$3,421,197
			Cable & Satellite - 0.6%
	2,615,000		CCOH Safari LLC, 5.75%, 2/15/26 (144A)	$2,600,278
	2,500,000		Intelsat Luxembourg SA, 7.75%, 6/1/21	1,087,500
	1,075,000		Ziggo Bond Finance BV, 5.875%, 1/15/25 (144A)	986,312
				$4,674,090
			Publishing - 0.2%
	1,675,000		Trader Corp., 9.875%, 8/15/18 (144A)	$1,733,625
			Total Media	$9,828,912
			Retailing - 1.4%
			Distributors - 0.2%
	1,250,000		LKQ Corp., 4.75%, 5/15/23	$1,178,125
			Department Stores - 0.5%
	2,285,000		Argos Merger Sub, Inc., 7.125%, 3/15/23 (144A)	$2,302,138
	2,540,000		Grupo Famsa SAB de CV, 7.25%, 6/1/20 (144A)	2,184,400
				$4,486,538
			Computer & Electronics Retail - 0.3%
	3,010,000		Rent-A-Center, Inc., 4.75%, 5/1/21	$2,167,200
			Specialty Stores - 0.4%
	4,365,000		Outerwall, Inc., 5.875%, 6/15/21	$3,459,262
			Total Retailing	$11,291,125
			Food & Staples Retailing - 0.3%
			Food Retail - 0.3%
	2,535,000		C&S Group Enterprises LLC, 5.375%, 7/15/22 (144A)	$2,294,175
			Total Food & Staples Retailing	$2,294,175
			Food, Beverage & Tobacco - 10.6%
			Distillers & Vintners - 0.5%
	4,829,992		CEDC Finance Corp International, Inc., 10.0%, 4/30/18 (Step)	$3,912,294
			Agricultural Products - 0.1%
	1,625,000		Tonon Luxembourg SA, 10.5%, 5/14/24 (144A)	$780,000
			Packaged Foods & Meats - 9.3%
	1,960,000		Agrokor dd, 8.875%, 2/1/20 (144A)	$2,062,900
EURO	3,200,000		Agrokor dd, 9.875%, 5/1/19 (144A)	3,664,872
	4,450,000		CFG Investment SAC, 9.75%, 7/30/19 (144A) (e)	3,026,000
	1,246,000		Chiquita Brands International, Inc., 7.875%, 2/1/21	1,320,760
EURO	6,945,000		Darling Global Finance BV, 4.75%, 5/30/22 (144A)	7,068,268
	5,800,000		FAGE Dairy Industry SA, 9.875%, 2/1/20 (144A)	5,981,250
	800,000		JB y Cia SA de CV, 3.75%, 5/13/25 (144A)	770,850
	2,020,000		JBS Investments GmbH, 7.75%, 10/28/20 (144A)	1,787,700
	3,800,000		JBS Investment Management, Ltd., 7.25%, 4/3/24	3,067,360
	3,135,000		JBS USA LLC, 5.75%, 6/15/25 (144A)	2,398,275
	3,615,000		Marfrig Holdings Europe BV, 6.875%, 6/24/19 (144A)	3,248,981
	11,248,000		Marfrig Overseas, Ltd., 9.5%, 5/4/20 (144A)	10,938,686
	5,300,000		MHP SA, 8.25%, 4/2/20 (144A)	4,531,500
	3,755,000		Minerva Luxembourg SA, 12.25%, 2/10/22 (144A)	3,797,244
	10,550,000		Minerva Luxembourg SA, 7.75%, 1/31/23 (144A)	9,837,875
	6,500,000		Pesquera Exalmar SAA, 7.375%, 1/31/20 (144A)	3,867,500
	5,340,000		Post Holdings, Inc., 6.0%, 12/15/22 (144A)	5,299,950
	1,375,000		Post Holdings, Inc., 6.75%, 12/1/21 (144A)	1,438,388
	1,675,000		Post Holdings, Inc., 7.375%, 2/15/22	1,765,031
	800,000		Post Holdings, Inc., 7.75%, 3/15/24 (144A)	852,000
				$76,725,390
			Tobacco - 0.7%
	7,165,000		Alliance One International, Inc., 9.875%, 7/15/21	$5,678,262
			Total Food, Beverage & Tobacco	$87,095,946
			Health Care Equipment & Services - 2.4%
			Health Care Supplies - 1.0%
	5,750,000		ConvaTec Healthcare E SA, 10.5%, 12/15/18 (144A)	$5,865,000
	3,200,000		Immucor, Inc., 11.125%, 8/15/19	2,616,000
				$8,481,000
			Health Care Facilities - 0.8%
	3,915,000		CHS, 6.875%, 2/1/22	$3,543,075
	2,400,000		Kindred Healthcare Inc., 6.375%, 4/15/22	1,953,000
	1,320,000		Kindred Healthcare, Inc., 8.0%, 1/15/20	1,204,500
				$6,700,575
			Managed Health Care - 0.6%
	4,930,000		WellCare Health Plans, Inc., 5.75%, 11/15/20	$5,016,275
			Total Health Care Equipment & Services	$20,197,850
			Pharmaceuticals, Biotechnology & Life Sciences - 2.2%
			Pharmaceuticals - 2.2%
	4,980,000		DPx Holdings BV, 7.5%, 2/1/22 (144A)	$4,662,525
	6,165,000		Endo Finance LLC, 5.875%, 1/15/23 (144A)	6,118,762
EURO	2,675,000		Valeant Pharmaceuticals International, Inc., 4.5%, 5/15/23	2,485,068
	5,305,000		Valeant Pharmaceuticals International, Inc., 5.875%, 5/15/23 (144A)	4,747,975
				$18,014,330
			Total Pharmaceuticals, Biotechnology & Life Sciences	$18,014,330
			Banks - 5.1%
			Diversified Banks - 4.6%
	3,485,000	9.25	Access Bank Plc, Floating Rate Note, 6/24/21 (144A)	$2,900,949
	820,000	9.75	Banco Macro SA, Floating Rate Note, 12/18/36	805,650
	2,000,000		Banco Nacional de Costa Rica, 6.25%, 11/1/23 (144A)	1,930,000
	2,525,000	6.50	Bank of America Corp., Floating Rate Note, 10/23/49	2,637,817
	825,000	6.25	Bank of America Corp., Floating Rate Note, 9/29/49	825,000
	1,250,000		BBVA Bancomer SA Texas, 6.75%, 9/30/22 (144A)	1,345,625
	346,000	5.88	Citigroup, Inc., Floating Rate Note (Perpetual)	336,052
	2,150,000	5.90	Citigroup, Inc., Floating Rate Note (Perpetual)	2,117,750
	854,000	5.95	Citigroup, Inc., Floating Rate Note (Perpetual)	832,650
	1,500,000	6.62	Credit Agricole SA, Floating Rate Note (Perpetual) (144A)	1,411,371
	1,250,000	8.12	Credit Agricole SA, Floating Rate Note (Perpetual) (144A)	1,246,875
	3,525,000	6.50	ING Groep NV, Floating Rate Note, 12/29/49	3,414,844
INR	42,350,000		Inter-American Development Bank, 6.0%, 9/5/17	617,839
	4,825,000	7.70	Intesa Sanpaolo S.p.A., Floating Rate Note (Perpetual) (144A)	4,656,125
	2,475,000		Macquarie Bank, Ltd., 4.875%, 6/10/25 (144A)	2,451,799
	1,020,000	7.50	Royal Bank of Scotland Group Plc, Floating Rate Note (Perpetual)	1,037,850
	1,773,000	8.00	Royal Bank of Scotland Group Plc, Floating Rate Note (Perpetual)	1,819,541
	750,000		Sberbank of Russia Via SB Capital SA, 5.25%, 5/23/23 (144A)	666,000
	1,355,000		Trade & Development Bank of Mongolia LLC, 9.375%, 5/19/20 (144A)	1,202,712
	2,725,000		Vnesheconombank Via VEB Finance Plc, 6.902%, 7/9/20 (144A)	2,716,008
	775,000		VTB Bank OJSC Via VTB Capital SA, 6.95%, 10/17/22 (144A)	743,132
	2,375,000	5.88	Wells Fargo & Company, Floating Rate Note (Perpetual)	2,503,488
				$38,219,077
			Thrifts & Mortgage Finance - 0.5%
	4,000,000		Alfa Bank AO Via Alfa Bond Issuance Plc, 7.5%, 9/26/19 (144A)	$4,050,160
			Total Banks	$42,269,237
			Diversified Financials - 4.8%
			Specialized Finance - 1.7%
	3,045,000		Cantor Fitzgerald LP, 7.875%, 10/15/19 (144A)	$3,376,783
EURO	3,695,000		EC Finance Plc, 5.125%, 7/15/21 (144A)	4,061,710
	4,870,000		Nationstar Mortgage LLC, 6.5%, 6/1/22	4,188,200
	3,000,000		Nationstar Mortgage LLC, 6.5%, 7/1/21	2,647,500
				$14,274,193
			Consumer Finance - 1.9%
	1,200,000		Ally Financial, Inc., 4.125%, 3/30/20	$1,182,000
	150,000		Ally Financial, Inc., 4.625%, 5/19/22	150,000
	1,395,000		Ally Financial, Inc., 5.75%, 11/20/25	1,391,512
INR	241,840,000		International Finance Corp., 7.75%, 12/3/16	3,578,345
INR	240,670,000		International Finance Corp., 8.25%, 6/10/21	3,750,049
	1,898,713		Tarjeta Naranja SA, 9.0%, 1/28/17 (144A)	1,906,735
	4,000,000		Unifin Financiera SAB de CV SOFOM ENR, 6.25%, 7/22/19 (144A)	3,780,000
				$15,738,641
			Investment Banking & Brokerage - 1.2%
	3,550,000	5.55	Morgan Stanley, Floating Rate Note (Perpetual)	$3,512,281
	5,650,000		UBS AG, 7.625%, 8/17/22	6,396,026
				$9,908,307
			Total Diversified Financials	$39,921,141
			Insurance - 4.9%
			Life & Health Insurance - 0.2%
GBP	954,047		TIG FINCO Plc, 8.75%, 4/2/20	$1,165,131
GBP	168,361	8.50	TIG FINCO Plc, Floating Rate Note, 3/2/20 (144A)	244,575
				$1,409,706
			Reinsurance - 4.7%
	450,000	6.12	Alamo Re, Ltd., Floating Rate Note, 6/7/18 (Cat Bond) (144A)	$461,160
	3,314,020		Altair Re, Variable Rate Notes, 6/30/16 (f)	134,549
	1,669,824		Altair Re, Variable Rate Notes, 6/30/17 (f)	661,918
	1,300,000		Arlington Segregated Account (Kane SAC Ltd.), Variable Rate Notes, 8/31/16 (f)	1,431,170
	800,000		Berwick Segregated Account (Kane SAC Ltd.), Variable Rate Notes, 2/1/18 (f)	808,000
	475,000	4.56	Blue Danube II, Ltd., Floating Rate Note, 5/23/18 (Cat Bond) (144A)	474,098
	2,600,000		Carnoustie Segregated Account (KANE SAC Ltd.), Variable Rate Notes, 11/30/20 (f)	2,612,220
	1,400,000		Clarendon Segregated Account (Kane SAC Ltd.), Variable Rate Notes, 6/15/16 (f)	1,399,580
EURO	1,300,000		Dundonald Segregated Account (Kane SAC Ltd.), Variable Rate Notes, 1/17/17 (f)	1,256,832
	800,000		Eden Re II, Ltd., 4/23/19 (144A) (f)	804,000
	1,600,000		Gleneagles Segregated Account (KANE SAC Ltd), Variable Rate Notes, 11/30/20 (f)	1,615,360
	3,500,000		Gullane Segregated Account (Kane SAC Ltd.), Variable Rate Notes, 11/30/20 (f)	3,522,050
	1,000,000	3.92	Kilimanjaro Re, Ltd., Floating Rate Note, 11/25/19 (144A)	979,000
	500,000		Lahinch Re, Variable Rate Notes, 6/15/16 (f)	505,200
	2,400,000		Lorenz Re, Ltd., Variable Rate Notes, 3/31/18 (f)	2,733,600
	4,500,000		Pangaea Re, Series 2015-2, Principal at Risk Notes, 11/30/19 (f)	4,800,600
	3,500,000		Pangaea Re., Variable Rate Notes, 11/30/20 (f)	3,524,500
	4,070,000		Pangaea Re., Variable Rate Notes, 7/1/18 (f)	73,260
	1,300,000		Prestwick Segregated Account (KANE SAC Ltd.), Variable Rate Notes, 7/1/16 (f)	1,451,190
	900,000	4.30	Resilience Re, Ltd., Floating Rate Note, 1/9/17 (Cat Bond)	901,350
	7,176		Sector Re V, Ltd., Variable Rate Notes, 12/1/19 (144A) (f)	231,532
	1,150,000		Sector Re V, Ltd., Variable Rate Notes, 12/1/20 (144A) (f)	1,167,250
	1,721		Sector Re V, Ltd., Variable Rate Notes, 3/30/19 (144A) (f)	17,714
	2,000,000		Silverton Re, Ltd., Variable Rate Notes, 9/16/16 (144A) (f)	18,800
	2,000,000		Silverton Re, Ltd., Variable Rate Notes, 9/18/18 (144A) (f)	2,018,000
	1,750,000		St. Andrew Segregated Account (Kane SAC Ltd.), Variable Rate Notes, 2/1/18 (f)	1,765,575
JPY	98,019,476		Tralee Segregated Account (KANE SAC Ltd.), Variable Rate Note 7/15/17 (f)	808,362
	3,000,000		Versutus 2016 Class A-1, Variable Rate Notes, 11/30/20 (f)	3,015,600
				$39,192,470
			Total Insurance	$40,602,176
			Real Estate - 2.5%
			Specialized REIT - 1.0%
	2,691,826		AAF Holdings LLC, 12.0%, 7/1/19 (144A) (12.0% cash, 0.0% PIK) (PIK)	$2,261,134
	2,620,000		Communications Sales & Leasing, Inc., 6.0%, 4/15/23 (144A)	2,502,100
	1,600,000		Equinix, Inc., 5.375%, 1/1/22	1,664,000
	1,455,000		Equinix, Inc., 5.375%, 4/1/23	1,505,925
				$7,933,159
			Diversified Real Estate Activities - 0.0% †
	420,000		Alam Synergy Pte, Ltd., 9.0%, 1/29/19 (144A)	$398,231
			Real Estate Operating Companies - 1.5%
	6,405,000		IRSA Inversiones y Representaciones SA, 8.5%, 2/2/17 (144A)	$6,276,900
	5,750,000		IRSA Propiedades Comerciales SA, 7.875%, 5/11/17 (144A)	5,706,875
				$11,983,775
			Total Real Estate	$20,315,165
			Software & Services - 1.3%
			Internet Software & Services - 0.5%
	3,650,000		Cimpress NV, 7.0%, 4/1/22 (144A)	$3,458,375
	700,000		IAC, 4.875%, 11/30/18	707,875
				$4,166,250
			Data Processing & Outsourced Services - 0.8%
	2,100,000		Audatex North America, Inc., 6.0%, 6/15/21 (144A)	$2,115,750
	3,100,000		Cardtronics, Inc., 5.125%, 8/1/22	3,022,500
	1,700,000		NeuStar, Inc., 4.5%, 1/15/23	1,394,000
				$6,532,250
			Total Software & Services	$10,698,500
			Technology Hardware & Equipment - 0.9%
			Communications Equipment - 0.5%
	1,560,000		CommScope Technologies Finance LLC, 6.0%, 6/15/25 (144A)	$1,517,100
	1,475,000		CommScope, Inc., 5.0%, 6/15/21 (144A)	1,419,688
	1,315,000		Plantronics, Inc., 5.5%, 5/31/23 (144A)	1,324,862
				$4,261,650
			Electronic Components - 0.4%
	1,000,000		Belden, Inc., 5.25%, 7/15/24 (144A)	$897,500
EURO	2,570,000		Belden, Inc., 5.5%, 4/15/23 (144A)	2,703,986
				$3,601,486
			Total Technology Hardware & Equipment	$7,863,136
			Semiconductors & Semiconductor Equipment - 0.2%
			Semiconductor Equipment - 0.1%
	930,000		Entegris, Inc., 6.0%, 4/1/22 (144A)	$943,950
			Semiconductors - 0.1%
	955,000		Advanced Micro Devices, Inc., 6.75%, 3/1/19	$651,788
			Total Semiconductors & Semiconductor Equipment	$1,595,738
			Telecommunication Services - 7.1%
			Integrated Telecommunication Services - 3.8%
	2,260,000		CenturyLink, Inc., 5.625%, 4/1/25	$1,921,000
	2,790,000		Cincinnati Bell, Inc., 8.375%, 10/15/20	2,838,825
COP	1,626,000,000		Empresa de Telecomunicaciones de Bogota, 7.0%, 1/17/23 (144A)	405,343
	2,690,000		Frontier Communications Corp., 8.5%, 4/15/20	2,666,462
	10,145,000		Frontier Communications Corp., 8.75%, 4/15/22	9,130,500
	500,000		GCI, Inc., 6.75%, 6/1/21	496,250
	4,275,000		GCI, Inc., 6.875%, 4/15/25	4,189,500
EURO	1,600,000		Telenet Finance V Luxembourg SCA, 6.25%, 8/15/22 (144A)	1,851,930
	5,180,000		Windstream Corp., 7.5%, 6/1/22	3,988,600
	4,765,000		Windstream Services LLC, 7.75%, 10/15/20	3,943,038
				$31,431,448
			Wireless Telecommunication Services - 3.3%
	2,800,000		Altice Financing SA, 6.5%, 1/15/22 (144A)	$2,786,000
	320,000		Altice Financing SA, 6.625%, 2/15/23 (144A)	314,400
	600,000		Altice Finco SA, 8.125%, 1/15/24 (144A)	576,000
	3,320,000		Digicel, Ltd., 6.0%, 4/15/21 (144A)	2,892,550
	1,500,000		Mobile Telesystems OJSC via MTS International Funding, Ltd., 5.0%, 5/30/23 (144A)	1,387,560
	9,770,000		Sprint Corp., 7.25%, 9/15/21	7,034,400
	2,750,000		Unison Ground Lease Funding LLC, 5.78%, 3/16/43 (144A)	2,687,575
	3,195,000		Vimpel Communications Via VIP Finance Ireland, Ltd. OJSC, 7.748%, 2/2/21 (144A)	3,295,642
	4,875,000		VimpelCom Holdings BV, 7.5043%, 3/1/22 (144A)	4,948,125
RUB	124,400,000		VimpelCom Holdings BV, 9.0%, 2/13/18 (144A)	1,551,656
				$27,473,908
			Total Telecommunication Services	$58,905,356
			Utilities - 3.9%
			Electric Utilities - 2.3%
	1,610,000		ContourGlobal Power Holdings SA, 7.125%, 6/1/19 (144A)	$1,444,975
	3,725,000	5.25	Electricite de France SA, Floating Rate Note (Perpetual) (144A)	3,338,531
	1,830,000		Empresa Electrica Angamos SA, 4.875%, 5/25/29 (144A)	1,584,297
	2,995,000	8.13	Enel S.p.A., Floating Rate Note, 9/24/73 (144A)	3,294,500
	64,324		FPL Energy National Wind Portfolio LLC, 6.125%, 3/25/19 (144A)	64,324
	164,149		FPL Energy Wind Funding LLC, 6.876%, 6/27/17 (144A)	159,225
	3,760,000		Talen Energy Supply LLC, 4.625%, 7/15/19 (144A)	2,876,400
	3,225,000		Talen Energy Supply LLC, 6.5%, 6/1/25	2,193,000
	5,395,000		TerraForm Power, 9.75%, 8/15/22 (144A)	4,208,100
				$19,163,352
			Multi-Utilities - 0.5%
	4,119,702		Ormat Funding Corp., 8.25%, 12/30/20	$4,078,505
			Independent Power Producers & Energy Traders - 1.1%
	3,000,000		AES Corp., 5.5%, 4/15/25	$2,692,500
	940,000		Instituto Costarricense de Electricidad, 6.95%, 11/10/21 (144A)	922,375
	6,000,000		NRG Energy, Inc., 6.25%, 5/1/24	4,785,000
	500,000		Star Energy Geothermal Wayang Windu, Ltd., 6.125%, 3/27/20 (144A)	482,500
	590,000		TerraForm Power Operating LLC, 5.875%, 2/1/23 (144A)	470,525
				$9,352,900
			Total Utilities	$32,594,757
			TOTAL CORPORATE BONDS
			(Cost $763,033,829)	$625,347,131

			FOREIGN GOVERNMENT BONDS - 4.4%
	1,845,000		Africa Finance Corp., 4.375%, 4/29/20 (144A)	$1,840,756
	2,655,000		Banque Cent de Tunisie, 5.75%, 1/30/25 (144A)	2,203,862
	1,220,000		Ecuador Government International Bond, 10.5%, 3/24/20 (144A)	902,800
	2,175,000		Kenya Government International Bond, 5.875%, 6/24/19 (144A)	2,060,160
	3,130,000		Kenya Government International Bond, 6.875%, 6/24/24 (144A)	2,785,825
MXN	190,084,282		Mexican Udibonos, 2.0%, 6/9/22	9,900,920
MXN	9,304,598		Mexican Udibonos, 3.5%, 12/14/17	530,475
EURO	2,175,000		Mexico Government International Bond, 4.0%, 3/15/15	1,955,086
	1,415,000		Namibia International Bonds, 5.25%, 10/29/25 (144A)	1,308,875
	2,647,440		Province of Salta Argentina, 9.5%, 3/16/22 (144A)	2,660,677
	1,260,000		Provincia de Buenos Aires Argentina, 9.95%, 6/9/21 (144A)	1,294,650
RON	12,380,000		Romania Government Bond, 5.85%, 4/26/23	3,448,851
	2,000,000		Rwanda International Government Bond, 6.625%, 5/2/23 (144A)	1,846,760
	1,360,000		Sri Lanka Government International Bond, 6.85%, 11/3/25 (144A)	1,237,463
	3,700,000		Zambia Government International Bond, 5.375%, 9/20/22 (144A)	2,458,243
			TOTAL FOREIGN GOVERNMENT BONDS
			(Cost $45,491,720)	$36,435,403

			SUPERNATIONAL - 0.3%
			Diversified Financial Services - 0.3%
INR	178,400,000		European Bank for Reconstruction & Development, 6.0%, 3/3/16	$2,625,782

			SUPERNATIONAL
			(Cost $2,909,709)	$2,625,782

			MUNICIPAL BONDS - 0.0% †
			Municipal General - 0.0% †
	8,875,000	0.00	Non-Profit Preferred Funding Trust I, Floating Rate Note, 9/15/37 (144A) (g)	$495,846

			TOTAL MUNICIPAL BONDS
			(Cost $8,859,479)	$495,846

			SENIOR FLOATING RATE LOAN INTERESTS - 5.2% **
			Energy - 0.2%
			Coal & Consumable Fuels - 0.2%
	4,700,000	18.15	Bumi Resources Tbk PT, Term Loan, 8/15/13	$1,010,500
	1,034,769	8.15	Long Haul Holdings, Ltd., Facility B Loan, 11/17/13 (e) *	222,475
				$1,232,975
			Total Energy	$1,232,975
			Materials - 0.0% †
			Diversified Metals & Mining - 0.0% †
	435,274	4.25	Fortescue Metals Group Ltd., Bank Loan, 6/30/19	$304,147
			Total Materials	$304,147
			Commercial Services & Supplies - 0.1%
			Diversified Support Services - 0.1%
	495,851	5.47	IAP Worldwide Services, Inc., Term Loan, 7/18/19	$498,330
			Total Commercial Services & Supplies	$498,330
			Automobiles & Components - 0.2%
			Auto Parts & Equipment - 0.2%
	3,150	3.50	Allison Transmission, Inc., Term B-3 Loan, 8/23/19	$3,143
	1,995,198	4.50	TI Group Automotive Systems LLC, Initial US Term Loan, 6/25/22	1,942,824
				$1,945,967
			Total Automobiles & Components	$1,945,967
			Media - 1.3%
			Advertising - 0.2%
	2,154,613	6.75	Affinion Group, Inc., Tranche B Term Loan, 4/30/18	$1,960,025
			Cable & Satellite - 1.1%
	8,860,000	0.00	Charter Communications Operating LLC, First Lien Bridge Loan, 5/26/16 (g)	$8,860,000
			Total Media	$10,820,025
			Retailing - 0.6%
			Automotive Retail - 0.6%
	4,655,833	5.75	CWGS Group LLC, Term Loan, 2/20/20	$4,626,734
			Total Retailing	$4,626,734
			Food & Staples Retailing - 0.1%
			Food Distributors - 0.1%
	1,019,237	5.75	AdvancePierre Foods, Inc., Term Loan (First Lien), 7/10/17	$1,019,237
			Total Food & Staples Retailing	$1,019,237
			Health Care Equipment & Services - 0.5%
			Health Care Services - 0.4%
	1,012,213	4.25	Alliance HealthCare Services, Inc., Initial Term Loan, 6/3/19	$936,297
	473,469	6.50	Ardent Legacy Acquisitions, Inc., Term Loan, 7/31/21	471,694
	696,116	6.50	BioScrip, Inc., Initial Term B Loan, 7/31/20	595,179
	417,670	6.50	BioScrip, Inc., Term Loan, 7/31/20	357,108
	1,326,666	4.50	National Surgical Hospitals, Inc., Term Loan (First Lien), 5/15/22	1,289,769
				$3,650,047
			Managed Health Care - 0.1%
	756,082	9.75	MMM Holdings, Inc., Term Loan, 10/9/17 (e) *	$415,845
	549,668	9.75	MSO of Puerto Rico, Inc., MSO Term Loan, 12/12/17 (e) *	302,317
				$718,162
			Total Health Care Equipment & Services	$4,368,209
			Pharmaceuticals, Biotechnology & Life Sciences - 1.1%
			Biotechnology - 1.1%
	9,606,725	7.04	Lantheus Medical Imaging, Inc., Initial Term Loan, 6/25/22	$8,838,187
			Total Pharmaceuticals, Biotechnology & Life Sciences	$8,838,187
			Diversified Financials - 0.3%
			Investment Banking & Brokerage - 0.3%
	2,790,000	8.61	Concentra, Inc., Initial Term Loan (Second Lien), 4/8/23	$2,735,874
			Total Diversified Financials	$2,735,874
			Software & Services - 0.8%
			Application Software - 0.8%
	4,373,318	8.50	Expert Global Solutions, Inc., Term B Advance (First Lien), 4/3/18	$4,351,451
	2,000,000	9.75	Vertafore, Inc., Term Loan (Second Lien), 10/29/17	2,001,500
				$6,352,951
			Total Software & Services	$6,352,951
			TOTAL SENIOR FLOATING RATE LOAN INTERESTS
			(Cost $48,732,331)	$42,742,636
	Shares
			RIGHTS / WARRANTS - 0.0% †
			Food, Beverage & Tobacco - 0.0% †
			Distillers & Vintners - 0.0% †
	5,578,091		Marie Brizard Wine & Spirits SA, 12/23/16 (d)	$-
			Total Food, Beverage & Tobacco	$-
			Insurance - 0.0% †
			Life & Health Insurance - 0.0% †
	1,390		TIG TopCo., Ltd. (d)	$-
			Total Insurance	$-
			TOTAL RIGHTS / WARRANTS
			(Cost $303,270)	$-
	Principal Amount ($)
			TEMPORARY CASH INVESTMENTS - 1.7%
			Commercial Papers - 1.7%
	2,700,000		Barclays, Floating Rate Note, 2/1/16 (c)	$2,699,929
	2,070,000		BNP Paribas, Commercial Paper, 2/1/16 (c)	2,069,940
	2,070,000		Duke Energy Corporation, Floating Rate Note, 2/1/16 (c)	2,069,927
	2,060,000		Mondelez, Floating Rate Note, 2/1/16 (c)	2,059,927
	2,070,000		Prudential Funding LLC, Floating Rate Note, 2/1/16 (c)	2,069,949
	3,575,000		Total SA, Floating Rate Note, 2/1/16 (c)	3,574,912
				$14,544,584
			TOTAL TEMPORARY CASH INVESTMENTS
			(Cost $14,545,000)	$14,544,584

			TOTAL INVESTMENT IN SECURITIES - 97.7%
			(Cost $992,589,666) (a)	$808,760,383
			OTHER ASSETS & LIABILITIES - 2.3%	$18,688,092
			TOTAL NET ASSETS - 100.0%	$827,448,475

	*		Non-income producing security.

	†		Amount rounds to less than 0.1%.

	(PIK)		Represents a Pay-in kind security.

	REMICS		Real Estate Mortgage Investment Conduits.

	REIT		Real Estate Investment Trust.

	(A.D.R.)		American Depositary Receipts.

	(Perpetual)		Security with no stated maturity date.

	(Step)		Bond issued with an initial coupon rate which converts to a higher rate at a later date.

	(Cat Bond)		Catastrophe or event linked bond. At January 31, 2016 the value of these securities amounted to $1,836,608 or 0.2% of total net assets.

	**
Senior floating rate loan interests in which the Fund invests generally pay interest at rates that are periodically redetermined by reference to a base lending rate plus a premium.
These base lending rates are generally (i) the lending rate offered by one or more major
European banks, such as LIBOR (London InterBank Offered Rate), (ii) the prime rate offered by one or more major United States banks, (iii) the rate of a certificate of deposit or (iv)
other base lending rates used by commercial lenders. The rate shown is the coupon rate at period end.

	(144A)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At January 31, 2016, the value of these securities amounted to
$389,866,868 or 47.1% of total net assets.

	(a)		At January 31, 2016, the net unrealized depreciation on investments based on cost for federal income tax purposes of $996,734,781 was as follows:

			Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$6,065,194

			Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(194,039,592)

			Net unrealized depreciation	($187,974,398)

	(b)		Debt obligation with a variable interest rate. Rate shown is rate at end of period.

	(c)		Security issued with a zero coupon. Income is recognized through accretion of discount.

	(d)		Security is valued using fair value methods (other than prices supplied by independent pricing services or broker dealers).

	(e)		Security is in default.

	(f)		Structured reinsurance investment. At January 31, 2016, the value of these securities amounted to $827,448,475 or 4.4% of total net assets.

	(g)		Rate to be determined.

	(h)		Distributions of investments by country of issue (excluding temporary cash investments) as a percentage of total investment in securities, is as follows:

			United States	53.5%
			Luxembourg	6.4%
			Bermuda	5.8%
			United Kingdom	4.3%
			Netherlands	4.1%
			Mexico	3.5%
			Ireland	2.9%
			Argentina	2.6%
			Cayman Islands	2.3%
			Supranational	1.5%
			Canada	1.5%
			Australia	1.3%
			Italy	1.0%
			France	1.0%
			Other (individually less than 1%)	8.3%
				100.0%

	NOTE:		Principal amounts are denominated in U.S. Dollars unless otherwise noted:

		BRL	Brazilian Real
		COP	Columbian Peso
		EURO	Euro
		GBP	British Pound Sterling
		INR	Indian Rupee
		JPY	Japanese Yen
		MXN	Mexican Peso
		NOK	Norwegian Krone
		RON	Romanian Leu
		RUB	Russian Ruble

CENTRALLY CLEARED CREDIT DEFAULT SWAP AGREEMENTS — SELL PROTECTION

Notional Principal ($) (1)	Exchange		Obligation Entity/Index	Coupon	Credit Rating (4)		Expiration Date	Premiums Paid	Unrealized Appreciation
4,415,000	Chicago Mercentile Exchange		Markit CDX North America High Yield Index	5.00%	B	+	12/20/20	$(34,044)	$29,192
								$(34,044)	$29,192
		(1)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay upon occurrence of a credit event.
		(2)	Based on Standard & Poor's rating of the issuer or weighted average of all the underlying securities of the index.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities.
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments).

The following is a summary of the inputs used as of January 31, 2016, in valuing the Fund's investments:

	Level 1	Level 2	Level 3	Total
Convertible Corporate Bonds
Materials
Steel	$-	$-	$41,597	$41,597
All Other Convertible Corporate Bonds	-	31,930,119	-	31,930,119
Preferred Stocks
Transportation
Air Freight & Logistics	-	1,542,676	-	1,542,676
Insurance
Reinsurance	-	-	83,750	83,750
All Other Preferred Stocks	12,523,564	-	-	12,523,564
Common Stock
Capital Goods
Industrial Machinery	-	-	1,560	1,560
Commercial Services & Supplies
Diversified Support Services	-	125,851	-	125,851
Transportation
Air Freight & Logistics	-	712,642	-	712,642
Consumer Services
Education Services	-	224,094	-	224,094
Diversified Financials
Specialized Finance	-	-	742,020	742,020
Insurance
Life & Health Insurance	-	-	6,470,128	6,470,128
All Other Common Stocks	3,938,080	-	-	3,938,080
Asset Backed Securities	-	7,246,902	-	7,246,902
Collateralized Mortgage Obligations	-	20,986,018	-	20,986,018
Corporate Bonds
Materials
Steel	-	-	45,119	45,119
Capital Goods
Industrial Machinery	-	-	2,099,791	2,099,791
Insurance
Reinsurance	-	2,815,608	36,376,862	39,192,470
All Other Corporate Bonds	-	584,009,751	-	584,009,751
Foreign Government Bonds	-	36,435,403	-	36,435,403
Supernational	-	2,625,782	-	2,625,782
Municipal Bonds	-	495,846	-	495,846
Senior Floating Rate Loan Interests	-	42,742,636	-	42,742,636
Rights/Warrants	-	-	-	-
Commercial Paper	-	14,544,584	-	14,544,584
Total	$16,461,644	$746,437,912	$45,860,827	$808,760,383

Other Financial Instruments
Unrealized appreciation on credit default swaps	$-	$29,192	$-	$29,192
Net unrealized appreciation on forward foreign currency contracts	-	190,784	-	190,784
Net unrealized depreciation on forward foreign currency contracts	-	(517,824)	-	(517,824)
Total Other Financial Instruments	$-	$(297,848)	$-	$(297,848)

The following is a reconciliation of assets valued using significant unobservable inputs (Level 3):

	Common Stocks	Convertible Corporate Bonds	Preferred Stocks	Corporate Bonds	Total

Balance as of 10/31/15	$7,752,735	$39,144	$83,750	$51,484,941	$59,360,570
Realized gain (loss)1	-	-	-	-	-
Change in unrealized appreciation (depreciation)2	-	(18,492)	-	(4,353,005)	(4,371,497)
Purchases	(539,027)	20,945	-	21,974,119	21,456,037
Sales	-	-	-	(30,584,283)	(30,584,283)
Transfers in to Level 3*	-	-	-	-	-
Transfers out of Level 3*	-	-	-	-	-
Balance as of 1/31/16	$7,213,708	$41,597	$83,750	$38,521,772	$45,860,827

1	Realized gain (loss) on these securities is included in the net realized gain (loss) from investments in the Statement of Operations.

2	Unrealized appreciation (depreciation) on these securities is included in the change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

*	Transfers are calculated on the beginning of period values. During the period ended January 31, 2016, there were no transters between Levels 1, 2 and 3.

Net change in unrealized appreciation (depreciation) of investments
	still held as of 1/31/16	$ (4,892,486)

			Pioneer Global Multisector Income Fund
			Schedule of Investments 1/31/16 (unaudited)

	Principal Amount ($)	Floating Rate (b)		Value
			CONVERTIBLE CORPORATE BONDS - 0.3%
			Capital Goods - 0.1%
			Electrical Components & Equipment - 0.1%
	56,000		General Cable Corp., 4.5%, 11/15/29 (Step)	$28,315
			Total Capital Goods	$28,315
			Consumer Durables & Apparel - 0.2%
			Homebuilding - 0.2%
	50,000		KB Home, 1.375%, 2/1/19	$43,250
			Total Consumer Durables & Apparel	$43,250
			TOTAL CONVERTIBLE CORPORATE BONDS
			(Cost $105,606)	$71,565

			PREFERRED STOCKS - 0.4%
			Banks - 0.3%
			Diversified Banks - 0.3%
	724	6.69	Citigroup Capital XIII, Floating Rate Note, 10/30/40	$18,513
	2,372	7.12	Citigroup, Inc., Floating Rate Note (Perpetual)	64,684
				$83,197
			Total Banks	$83,197
			Diversified Financials - 0.1%
			Consumer Finance - 0.1%
	850	8.12	GMAC Capital Trust I, Floating Rate Note, 2/15/40	$21,632
			Asset Management & Custody Banks - 0.0%+
	677	5.90	State Street Corp., Floating Rate Note, 12/31/73	$18,211
			Total Diversified Financials	$39,843
			TOTAL PREFERRED STOCKS
			(Cost $111,153)	$123,040

			CONVERTIBLE PREFERRED STOCK - 0.3%
			Banks - 0.3%
			Diversified Banks - 0.3%
	80		Wells Fargo & Co., 7.5% (Perpetual)	$93,760
			TOTAL CONVERTIBLE PREFERRED STOCK
			(Cost $83,502)	$93,760

			ASSET BACKED SECURITIES - 1.2%
	53,449		Bear Stearns Asset Backed Securities Trust, 8.40651%, 10/25/29 (Step)	$53,899
	47,938		CKE Restaurant Holdings, Inc., 4.474%, 3/20/43 (144A)	48,460
	24,280	5.07	Countrywide Asset-Backed Certificates, Floating Rate Note, 12/25/35	24,729
	59,592		Domino's Pizza Master Issuer LLC, 5.216%, 1/27/42 (144A)	61,198
	25,000		First Investors Auto Owner Trust 2013-1, 2.02%, 1/15/19 (144A)	24,921
	2,387		Irwin Home Equity Loan Trust 2005-1, 5.82%, 6/25/35 (Step)	2,368
	50,000	5.50	Mastr Specialized Loan Trust, Floating Rate Note, 10/25/34	52,226
	9,559	1.12	New Century Home Equity Loan Trust 2005-1, Floating Rate Note, 3/25/35	9,491
	20,922	0.84	SMART ABS Series 2015-1US Trust, Floating Rate Note, 8/14/17	20,924
	1,194		Structured Asset Securities Corp., 4.77%, 10/25/34 (Step)	1,237
	49,953		Terwin Mortgage Trust Series TMTS 2005-16HE, 4.299562%, 9/25/36 (Step)	51,365
				$350,818
			TOTAL ASSET BACKED SECURITIES
			(Cost $341,970)	$350,818

			COLLATERALIZED MORTGAGE OBLIGATIONS - 6.9%
	86,612	3.50	Agate Bay Mortgage Trust 2015-1, Floating Rate Note, 1/25/45 (144A)	$87,840
	56,296	3.50	Agate Bay Mortgage Trust 2015-5, Floating Rate Note, 7/25/45 (144A)	57,520
	4,551	0.88	Alternative Loan Trust 2003-14T1, Floating Rate Note, 8/25/18	3,968
	1,469	0.88	Banc of America Alternative Loan Trust 2003-10, Floating Rate Note, 12/25/33	1,465
	13,933		Banc of America Alternative Loan Trust 2003-2, 5.75%, 4/25/33	14,396
	8,629		Banc of America Alternative Loan Trust 2004-6, 5.0%, 7/25/19	8,818
	7,970		Banc of America Mortgage Trust 2004-11, 5.75%, 1/25/35	8,125
	8,132		Banc of America Mortgage Trust 2004-9, 5.5%, 11/25/34	8,273
	6,188	2.98	CHL Mortgage Pass-Through Trust 2003-56, Floating Rate Note, 12/25/33	6,223
	19,532		Citigroup Mortgage Loan Trust, Inc., 6.75%, 9/25/34	20,034
	100,000	4.65	City Center Trust 2011-CCHP, Floating Rate Note, 7/17/28 (144A)	100,301
	100,000		COMM 2012-LC4 Mortgage Trust, 4.063%, 12/12/44	106,165
	50,000		COMM 2013-LC6 Mortgage Trust, 2.941%, 1/12/46	50,446
	50,000	4.55	COMM 2015-CCRE25 Mortgage Trust, Floating Rate Note, 8/12/48	51,324
	33,624		Credit Suisse Commercial Mortgage Trust Series 2007-C1, 5.361%, 2/15/40	34,319
	63,880	0.68	Crusade Global Trust No 1 of 2007, Floating Rate Note, 4/19/38	63,082
	55,935	0.42	Crusade Global Trust No.2 of 2006, Floating Rate Note, 11/15/37	55,758
	100,000	5.58	DBUBS 2011-LC3 Mortgage Trust, Floating Rate Note, 8/12/44 (144A)	111,276
	100,000	4.30	Federal Home Loan Mortgage Corp., Floating Rate Note, 9/26/44 (144A)	102,764
	10,604		Federal National Mortgage Association REMICS, 4.5%, 6/25/29	11,408
	45,000	5.37	FREMF Mortgage Trust 2010-K9 REMICS, Floating Rate Note, 9/25/45 (144A)	49,415
	25,000	4.34	FREMF Mortgage Trust 2011-K12, Floating Rate Note, 1/25/46 (144A)	26,591
	50,000	4.93	FREMF Mortgage Trust 2011-K702, Floating Rate Note, 4/25/44 (144A)	52,334
	50,000	4.88	FREMF Mortgage Trust 2011-K703, Floating Rate Note, 7/25/44 (144A)	52,426
	38,805		Government National Mortgage Association, 4.5%, 9/20/39	42,234
	17,258		Government National Mortgage Association, 5.25%, 8/16/35	19,244
	50,000		GS Mortgage Securities Corp. II, 3.377%, 5/10/45	52,247
GBP	25,000		GS Mortgage Securities Corp. II, 3.682%, 2/10/46 (144A)	24,778
	41,886		GS Mortgage Securities Corp. II, 5.56%, 11/10/39	42,305
	75,000		JP Morgan Chase Commercial Mortgage Securities Corp., 2.84%, 12/17/47	75,490
	35,000		JP Morgan Chase Commercial Mortgage Securities Trust 2011-C5, 4.1712%, 8/17/46	37,920
	6,554	2.57	JP Morgan Mortgage Trust 2004-A1, Floating Rate Note, 2/25/34	6,623
	9,672		JP Morgan Mortgage Trust 2004-S1, 5.0%, 9/25/34	9,955
	100,000	5.78	Merrill Lynch Mortgage Trust 2006-C2, Floating Rate Note, 8/12/43	101,291
	75,000	5.48	ML-CFC Commercial Mortgage Trust 2006-3, Floating Rate Note, 7/12/46	74,817
	90,606		Morgan Stanley Capital I Trust 2007-HQ13, 5.569%, 12/15/44	94,557
	43,333	3.25	NRP Mortgage Trust 2013-1, Floating Rate Note, 7/25/43 (144A)	43,185
	59,187	0.97	Paragon Secured Finance No 1 Plc, Floating Rate Note, 11/15/35	81,537
	26,494		RAAC Series 2004-SP2 Trust, 6.0%, 1/25/32	26,950
	5,433	0.98	RALI Series 2002-QS16 Trust, Floating Rate Note, 10/25/17	5,314
	31,401	2.50	Sequoia Mortgage Trust 2013-4, Floating Rate Note, 4/27/43	30,646
	50,000		TimberStar Trust I REMICS, 5.668%, 10/15/36 (144A)	51,073
	50,000		UBS Commercial Mortgage Trust 2012-C1, 3.4%, 5/12/45	51,763
				1,956,200
			TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
			(Cost $1,923,030)	$1,956,200

			CORPORATE BONDS - 29.6%
			Energy - 3.6%
			Oil & Gas Drilling - 0.3%
	25,000		Pride International, Inc., 6.875%, 8/15/20	$17,469
	100,000		Rowan Companies, Inc., 4.75%, 1/15/24	64,796
				$82,265
			Oil & Gas Equipment & Services - 0.1%
	25,000		Weatherford International, Ltd. Bermuda, 5.95%, 4/15/42	$13,875
	25,000		Weatherford International, Ltd. Bermuda, 9.625%, 3/1/19	19,625
				$33,500
			Oil & Gas Exploration & Production - 0.9%
	15,000		Carrizo Oil & Gas, Inc., 7.5%, 9/15/20	$11,662
	45,000		Freeport-McMoran Oil & Gas LLC, 6.75%, 2/1/22	21,488
	35,000		Linn Energy LLC, 12.0%, 12/15/20 (144A)	12,425
	19,000		Linn Energy LLC, 6.25%, 11/1/19	2,375
	25,000		Newfield Exploration Co., 5.375%, 1/1/26	20,125
	100,000		Range Resources Corp., 5.0%, 3/15/23	78,000
	75,000		SM Energy Co., 6.5%, 1/1/23	43,312
	100,000		WPX Energy, Inc., 7.5%, 8/1/20	62,810
				$252,197
			Oil & Gas Refining & Marketing - 0.8%
	53,000		EnLink Midstream Partners LP, 4.4%, 4/1/24	$37,814
	197,368	6.22	EP PetroEcuador via Noble Sovereign Funding I, Ltd., Floating Rate Note, 9/24/19	152,467
	21,000		Valero Energy Corp., 9.375%, 3/15/19	24,663
				$214,944
			Oil & Gas Storage & Transportation - 1.5%
	25,000		Buckeye Partners LP, 6.05%, 1/15/18	$25,652
	50,000		Crestwood Midstream Partners LP, 6.25%, 4/1/23 (144A)	30,375
	25,000		DCP Midstream LLC, 9.75%, 3/15/19 (144A)	23,586
	40,000	5.85	DCP Midstream LLC, Floating Rate Note, 5/21/43 (144A)	22,800
	100,000		Kinder Morgan, Inc. Delaware, 5.55%, 6/1/45	78,268
	25,000		Plains All American Pipeline LP, 4.65%, 10/15/25	21,392
	25,000		Plains All American Pipeline LP, 6.125%, 1/15/17	25,183
	10,000		Questar Pipeline Co., 5.83%, 2/1/18	10,771
	25,000		Spectra Energy Capital LLC, 6.2%, 4/15/18	26,407
	10,000		Spectra Energy Capital LLC, 6.75%, 7/15/18	10,726
	60,000		Sunoco Logistics Partners Operations LP, 6.1%, 2/15/42	46,033
	13,000		The Williams Companies, Inc., 7.75%, 6/15/31	8,928
	100,000		TransCanada PipeLines, Ltd., 1.875%, 1/12/18	98,195
				$428,316
			Total Energy	$1,011,222
			Materials - 2.3%
			Commodity Chemicals - 0.1%
	25,000		Methanex Corp., 4.25%, 12/1/24	$20,667
			Diversified Chemicals - 0.4%
	20,000		Eastman Chemical Co., 4.8%, 9/1/42	$16,770
EURO	100,000		Ineos Finance Plc, 4.0%, 5/1/23	101,260
				$118,030
			Construction Materials - 1.1%
	150,000		Cemex SAB de CV, 5.875%, 3/25/19 (144A)	$142,005
	30,000		Holcim US Finance Sarl & Cie SCS, 6.0%, 12/30/19 (144A)	33,471
	150,000		Union Andina de Cementos SAA, 5.875%, 10/30/21 (144A)	144,300
				$319,776
			Paper Packaging - 0.4%
EURO	100,000		SIG Combibloc Holdings SCA, 7.75%, 2/15/23 (144A)	$111,549
			Diversified Metals & Mining - 0.1%
	35,000		Freeport-McMoRan, Inc., 3.875%, 3/15/23	$14,350
			Steel - 0.2%
	50,000		EVRAZ plc, 7.50%, 11/15/19	$44,100
	25,000		Glencore Funding LLC, 4.125%, 5/30/23 (144A)	17,000
				$61,100
			Total Materials	$645,472
			Capital Goods - 1.1%
			Building Products - 0.7%
	30,000		Building Materials Corp of America, 5.375%, 11/15/24 (144A)	$29,550
	25,000		Masco Corp., 5.95%, 3/15/22	27,375
	85,000		Masco Corp., 7.125%, 3/15/20	97,112
	50,000	5.75	Stanley Black & Decker, Inc., Floating Rate Note, 12/15/53	52,100
				$206,137
			Construction & Farm Machinery & Heavy Trucks - 0.2%
	60,000		Cummins, Inc., 5.65%, 3/1/98	$63,615
			Industrial Machinery - 0.0%+
	7,000		Valmont Industries, Inc., 6.625%, 4/20/20	$7,854
			Trading Companies & Distributors - 0.2%
	40,000		GATX Corp., 6.0%, 2/15/18	$42,948
			Total Capital Goods	$320,554
			Transportation - 2.2%
			Airlines - 0.9%
	90,461		Air Canada 2013-1 Class A Pass Through Trust, 4.125%, 11/15/26 (144A)	$90,913
	8,735		Delta Air Lines 2010-2 Class A Pass Through Trust, 4.95%, 5/23/19	9,172
	68,223		United Airlines 2013-1 Class B Pass Through Trust, 5.375%, 8/15/21	69,246
	90,462		US Airways 2013-1 Class A Pass Through Trust, 3.95%, 5/15/27	91,593
				$260,924
			Marine - 0.6%
	200,000		Pelabuhan Indonesia II PT, 4.25%, 5/5/25 (144A)	$177,000
			Railroads - 0.1%
	25,000		Burlington Northern Santa Fe LLC, 5.75%, 3/15/18	$27,117
			Airport Services - 0.6%
	150,000		Aguila 3 SA, 7.875%, 1/31/18 (144A)	$152,438
			Total Transportation	$617,479
			Consumer Durables & Apparel - 0.1%
			Home Furnishings - 0.1%
	25,000		Mohawk Industries, Inc., 3.85%, 2/1/23	$25,706
			Total Consumer Durables & Apparel	$25,706
			Consumer Services - 0.4%
			Casinos & Gaming - 0.1%
	25,000		International Game Technology, 7.5%, 6/15/19	$26,733
			Education Services - 0.3%
	75,000		Tufts University, 5.017%, 4/15/12	$81,370
			Total Consumer Services	$108,103
			Media - 0.7%
			Cable & Satellite - 0.7%
	25,000		Sky Plc, 6.1%, 2/15/18 (144A)	$26,936
	200,000		Ziggo Bond Finance BV, 5.875%, 1/15/25 (144A)	183,500
				$210,436
			Total Media	$210,436
			Retailing - 0.2%
			Internet Retail - 0.2%
	50,000		Expedia, Inc., 5.95%, 8/15/20	$54,636
			Total Retailing	$54,636
			Food & Staples Retailing - 0.0%+
			Drug Retail - 0.0%+
	13,017		CVS Pass-Through Trust, 5.773%, 1/10/33 (144A)	$14,197
			Total Food & Staples Retailing	$14,197
			Food, Beverage & Tobacco - 1.5%
			Brewers - 0.1%
	20,000		Anheuser-Busch InBev Worldwide, Inc., 7.75%, 1/15/19	$23,162
			Agricultural Products - 0.1%
	50,000		Viterra, Inc., 5.95%, 8/1/20 (144A)	$40,500
			Packaged Foods & Meats - 1.2%
EURO	100,000		Darling Global Finance BV, 4.75%, 5/30/22 (144A)	$101,775
	70,000		Kraft Foods Group, Inc., 3.5%, 6/6/22	71,580
	150,000		Post Holdings, Inc., 7.375%, 2/15/22	158,062
	15,000		Post Holdings, Inc., 8.0%, 7/15/25 (144A)	16,125
				$347,542
			Tobacco - 0.1%
	20,000		Reynolds American, Inc., 3.75%, 5/20/23	$20,347
			Total Food, Beverage & Tobacco	$431,551
			Health Care Equipment & Services - 0.4%
			Health Care Facilities - 0.1%
	30,000		Centene Escrow Corp., 5.625%, 2/15/21 (144A)	$30,525
			Health Care Technology - 0.3%
	75,000		MedAssets, Inc., 8.0%, 11/15/18	$76,792
			Total Health Care Equipment & Services	$107,317
			Pharmaceuticals, Biotechnology & Life Sciences - 0.4%
			Pharmaceuticals - 0.4%
	21,000		DPx Holdings BV, 7.5%, 2/1/22 (144A)	$19,661
EURO	100,000		Valeant Pharmaceuticals International, Inc., 4.5%, 5/15/23	92,900
				$112,561
			Total Pharmaceuticals, Biotechnology & Life Sciences	$112,561
			Banks - 3.8%
			Diversified Banks - 3.7%
	200,000	9.25	Access Bank Plc, Floating Rate Note, 6/24/21 (144A)	$166,482
EURO	50,000		AXA Bank Europe SCF, 3.5%, 11/5/20	62,943
	125,000	6.50	Bank of America Corp., Floating Rate Note, 10/23/49	130,585
	15,000	5.95	Citigroup, Inc., Floating Rate Note (Perpetual)	14,625
	75,000	5.90	Citigroup, Inc., Floating Rate Note (Perpetual)	73,875
	75,000		Cooperatieve Rabobank UA, 3.875%, 2/8/22	79,512
INR	700,000		Inter-American Development Bank, 6.0%, 9/5/17	10,212
NZD	100,000		International Bank for Reconstruction & Development, 3.5%, 1/22/21	64,806
NZD	45,000		International Bank for Reconstruction & Development, 4.625%, 10/6/21	30,765
AUD	185,000		International Bank for Reconstruction & Development, 5.75%, 10/21/19	145,956
	100,000		Intesa Sanpaolo S.p.A., 6.5%, 2/24/21 (144A)	113,425
	100,000		Macquarie Bank, Ltd., 6.625%, 4/7/21 (144A)	113,266
	50,000	4.50	Scotiabank Peru SAA, Floating Rate Note, 12/13/27 (144A)	47,000
				$1,053,452
			Regional Banks - 0.1%
	35,000	6.75	The PNC Financial Services Group, Inc., Floating Rate Note (Perpetual)	$37,529
			Total Banks	$1,090,981
			Diversified Financials - 4.2%
			Other Diversified Financial Services - 0.7%
	25,000		Carlyle Holdings II Finance LLC, 5.625%, 3/30/43 (144A)	$26,550
INR	5,100,000		European Bank for Reconstruction & Development, 6.0%, 3/3/16	75,064
NZD	100,000		JPMorgan Chase & Co., 4.25%, 11/2/18	65,929
	40,000	6.75	JPMorgan Chase & Co., Floating Rate Note, 8/29/49	43,300
				$210,843
			Specialized Finance - 0.8%
	55,000		Aviation Capital Group Corp., 6.75%, 4/6/21 (144A)	$61,462
	100,000		BM&FBovespa SA - Bolsa de Valores Mercadorias e Futuros, 5.5%, 7/16/20 (144A)	100,250
	56,000		Cantor Fitzgerald LP, 7.875%, 10/15/19 (144A)	62,102
				$223,814
			Consumer Finance - 1.7%
	25,000		Ally Financial, Inc., 5.75%, 11/20/25	$24,938
INR	17,800,000		International Finance Corp., 6.3%, 11/25/24	249,981
INR	3,790,000		International Finance Corp., 7.75%, 12/3/16	56,078
INR	9,500,000		International Finance Corp., 8.25%, 6/10/21	148,026
				$479,023
			Asset Management & Custody Banks - 0.4%
	100,000		KKR Group Finance Co. II LLC, 5.5%, 2/1/43 (144A)	$104,950
			Investment Banking & Brokerage - 0.6%
	10,000		Macquarie Group, Ltd., 6.0%, 1/14/20 (144A)	$11,076
	75,000		Morgan Stanley, 4.1%, 5/22/23	75,923
	50,000		Morgan Stanley, 4.875%, 11/1/22	53,178
	25,000		Raymond James Financial, Inc., 4.25%, 4/15/16	25,147
				$165,324
			Total Diversified Financials	$1,183,954
			Insurance - 2.1%
			Life & Health Insurance - 0.6%
	45,000		Protective Life Corp., 7.375%, 10/15/19	$52,144
	100,000	5.88	Prudential Financial, Inc., Floating Rate Note, 9/15/42	104,875
				$157,019
			Multi-line Insurance - 0.3%
	60,000		AXA SA, 8.6%, 12/15/30	$80,271
			Property & Casualty Insurance - 0.6%
	35,000		Delphi Financial Group, Inc., 7.875%, 1/31/20	$41,209
	15,000		OneBeacon US Holdings, Inc., 4.6%, 11/9/22	15,458
	110,000	6.50	The Allstate Corp., Floating Rate Note, 5/15/57	119,405
				$176,072
			Reinsurance - 0.6%
	31,264		Altair Re, Variable Rate Notes, 6/30/16 (c )(d)	$1,269
	30,000		Gullane Segregated Account (Kane SAC Ltd.), Variable Rate Note 11/30/20 (c )(d)	30,189
	30,000		Lorenz Re, Ltd., Variable Rate Notes, 3/31/18 (c )(d)	34,170
	30,000		Pangaea Re, Series 2015-2, Principal at Risk Notes, 11/30/19 (c )(d)	32,004
	30,000		Pangaea Re., Variable Rate Notes, 2/1/20 (c )(d)	30,210
	30,000		Pangaea Re., Variable Rate Notes, 7/1/18 (c )(d)	540
JPY	2,513,319		Tralee Segregated Account (Kane SAC Ltd.), Variable Rate Note 7/15/17 (c )(d)	20,727
	25,000	5.88	Wilton Re Finance LLC, Floating Rate Note, 3/30/33 (144A) (c )(d)	26,916
				$176,025
			Total Insurance	$589,387
			Real Estate - 0.6%
			Office REIT - 0.4%
	40,000		Alexandria Real Estate Equities, Inc., 4.6%, 4/1/22	$42,724
	35,000		Highwoods Realty LP, 3.625%, 1/15/23	34,688
	50,000		Piedmont Operating Partnership LP, 3.4%, 6/1/23	47,868
				$125,280
			Specialized REIT - 0.2%
	50,000		DuPont Fabros Technology LP, 5.875%, 9/15/21	$51,500
			Total Real Estate	$176,780
			Software & Services - 0.5%
			Internet Software & Services - 0.3%
	100,000		Bankrate, Inc., 6.125%, 8/15/18 (144A)	$100,500
			Home Entertainment Software - 0.2%
	50,000		Activision Blizzard, Inc., 6.125%, 9/15/23 (144A)	$53,500
			Total Software & Services	$154,000
			Technology Hardware & Equipment - 0.6%
			Computer Hardware Storage & Peripherals - 0.3%
	75,000		NCR Corp., 6.375%, 12/15/23	$74,203
			Electronic Manufacturing Services - 0.3%
	100,000		Flextronics International, Ltd., 4.625%, 2/15/20	$102,002
			Total Technology Hardware & Equipment	$176,205
			Semiconductors & Semiconductor Equipment - 0.2%
			Semiconductor Equipment - 0.1%
	25,000		Entegris, Inc., 6.0%, 4/1/22 (144A)	$25,375
			Semiconductors - 0.1%
	55,000		Micron Technology, Inc., 5.25%, 8/1/23 (144A)	$44,550
			Total Semiconductors & Semiconductor Equipment	$69,925
			Telecommunication Services - 1.7%
			Integrated Telecommunication Services - 1.3%
COP	124,000,000		Empresa de Telecomunicaciones de Bogota, 7.0%, 1/17/23 (144A)	$30,912
	86,000		Frontier Communications Corp., 7.125%, 1/15/23	71,595
	19,000		Frontier Communications Corp., 8.5%, 4/15/20	18,834
	50,000		GCI, Inc., 6.75%, 6/1/21	49,625
EURO	50,000		Telefonica Emisiones SAU, 5.496%, 4/1/16	54,617
	25,000		Unison Ground Lease Funding LLC, 2.981%, 3/16/43 (144A)	25,194
	38,000		Verizon Communications, Inc., 5.012%, 8/21/54	34,191
	65,000		Verizon Communications, Inc., 6.55%, 9/15/43	75,885
				$360,853
			Wireless Telecommunication Services - 0.4%
	30,000		Crown Castle Towers LLC, 4.883%, 8/15/20 (144A)	$32,642
	75,000		T-Mobile USA, Inc., 6.625%, 11/15/20	77,138
				$109,780
			Total Telecommunication Services	$470,633
			Utilities - 3.0%
			Electric Utilities - 1.9%
	100,000		Electricite de France SA, 6.0%, 1/22/14 (144A)	$101,718
	200,000	8.13	Enel S.p.A., Floating Rate Note, 9/24/73 (144A)	220,000
	70,000		Public Service Co. of New Mexico, 7.95%, 5/15/18	78,892
	50,000	6.25	Southern California Edison Co., Floating Rate Note (Perpetual)	55,000
	95,000		Talen Energy Supply LLC, 6.5%, 6/1/25	64,600
	10,000		West Penn Power Co., 5.95%, 12/15/17 (144A)	10,720
				$530,930
			Gas Utilities - 0.3%
	87,598		Nakilat, Inc., 6.267%, 12/31/33 (144A)	$91,211
			Independent Power Producers & Energy Traders - 0.8%
	200,000		Colbun SA, 4.5%, 7/10/24 (144A)	$193,919
	33,127		Panoche Energy Center LLC, 6.885%, 7/31/29 (144A)	38,508
				$232,427
			Total Utilities	$854,568
			TOTAL CORPORATE BONDS
			(Cost $8,864,434)	$8,425,667

			U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 17.8%
	60,000		Fannie Mae, 3.0%, 2/17/16	$62,526
	60,000		Fannie Mae, 3.0%, 3/17/16	62,422
	128,526		Fannie Mae, 3.5%, 10/1/45	134,916
	49,575		Fannie Mae, 3.5%, 2/1/29	52,434
	94,073		Fannie Mae, 3.5%, 4/1/45	98,598
	226,725		Fannie Mae, 3.5%, 5/1/44	238,130
	58,128		Fannie Mae, 3.5%, 8/1/45	60,924
	177,439		Fannie Mae, 3.5%, 9/1/42	186,370
	177,477		Fannie Mae, 4.0%, 11/1/44	189,779
	161,049		Fannie Mae, 4.5%, 11/1/44	175,077
	26,296		Fannie Mae, 4.5%, 4/1/41	28,669
	25,412		Fannie Mae, 5.0%, 6/1/40	28,122
	198,576		Federal Home Loan Mortgage Corp., 3.5%, 11/1/45	208,089
	175,017		Federal Home Loan Mortgage Corp., 3.5%, 12/1/44	183,097
	185,082		Federal Home Loan Mortgage Corp., 4.0%, 1/1/44	197,756
	21,254		Federal Home Loan Mortgage Corp., 4.0%, 12/1/44	22,733
	331,522		Federal Home Loan Mortgage Corp., 4.0%, 5/1/44	354,244
	67,965		Federal Home Loan Mortgage Corp., 4.5%, 6/1/41	74,006
	45,804		Federal Home Loan Mortgage Corp., 5.0%, 10/1/38	50,249
	39,539		Federal Home Loan Mortgage Corp., 5.0%, 9/1/38	43,376
	32,783		Federal Home Loan Mortgage Corp., 6.0%, 8/1/37	37,243
	19,492		Federal Home Loan Mortgage Corp., 6.5%, 1/1/38	22,205
	62,488		Federal Home Loan Mortgage Corp., 6.5%, 4/1/38	73,259
	172,298		Government National Mortgage Association I, 3.5%, 1/15/45	181,610
	44,614		Government National Mortgage Association I, 4.5%, 1/15/40	49,122
	35,218		Government National Mortgage Association I, 4.5%, 7/15/41	38,297
	40,041		Government National Mortgage Association I, 4.5%, 9/15/40	43,972
	55,100		Government National Mortgage Association II, 4.5%, 9/20/41	60,193
	60,000		U.S. Treasury Bonds, 4.5%, 2/15/36	80,348
	60,000		U.S. Treasury Bonds, 4.5%, 8/15/39	80,288
	474,782		U.S. Treasury Inflation Indexed Bonds, 0.125%, 7/15/24	460,427
	100,203		U.S. Treasury Inflation Indexed Bonds, 0.25%, 1/15/25	97,595
	413,231		U.S. Treasury Inflation Indexed Bonds, 0.75%, 2/15/45	371,472
	1,000,000	0.47	U.S. Treasury Note, Floating Rate Note, 10/31/17	999,657
				$5,047,205
			TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
			(Cost $4,939,109)	$5,047,205

			FOREIGN GOVERNMENT BONDS - 38.3%
	200,000		Africa Finance Corp., 4.375%, 4/29/20 (144A)	$199,540
AUD	1,050,000		Australia Government Bond, 3.25%, 4/21/25	782,375
EURO	50,000		Austria Government Bond, 4.15%, 3/15/37 (144A) (144A)	82,524
	200,000		Banque Cent de Tunisie, 5.75%, 1/30/25 (144A)	166,016
	200,000		Brazil Minas SPE via State of Minas Gerais, 5.333%, 2/15/28 (144A)	153,000
EURO	1,180,000		Bundesrepublik Deutschland, 1.0%, 8/15/25	1,365,721
CAD	700,000		Canadian Government Bond, 1.75%, 9/1/19	521,922
CAD	750,000		Canadian Government Bond, 2.25%, 6/1/25	583,405
CNY	500,000		China Government Bond, 3.0%, 11/21/19	73,124
CNY	500,000		China Government Bond, 3.38%, 11/21/24	73,290
	200,000		Croatia Government International Bond, 5.5%, 4/4/23 (144A)	208,600
EURO	100,000		Italy Buoni Poliennali Del Tesoro, 4.75%, 8/1/23 (144A)	137,437
	200,000		Ivory Coast Government International Bond, 5.375%, 7/23/24 (144A)	172,424
	200,000		Ivory Coast Government International Bond, 6.375%, 3/3/28 (144A)	176,216
JPY	20,000,000		Japan Government Ten Year Bond, 1.0%, 12/20/21	175,620
JPY	20,000,000		Japan Government Twenty Year Bond, 1.5%, 3/20/19	173,227
MXN	3,830,000		Mexican Bonos, 4.75%, 6/14/18	212,661
MXN	2,400,000		Mexican Bonos, 6.5%, 6/9/22	138,132
MXN	300,000		Mexican Bonos, 7.5%, 6/3/27	18,133
MXN	3,668,825		Mexican Udibonos, 2.0%, 6/9/22	191,098
MXN	4,868,685		Mexican Udibonos, 3.5%, 12/14/17	277,574
MXN	3,919,291		Mexican Udibonos, 5.0%, 6/16/16	219,738
EURO	100,000		Mexico Government International Bond, 4.0%, 3/15/15	89,889
	200,000		Namibia International Bonds, 5.25%, 10/29/25 (144A)	185,000
NZD	905,000		New Zealand Government Bond, 4.5%, 4/15/27	655,077
NZD	1,250,000		New Zealand Government Bond, 5.5%, 4/15/23	945,639
NOK	1,800,000		Norway Government Bond, 2.0%, 5/24/23	219,258
NOK	2,700,000		Norway Government Bond, 4.5%, 5/22/19	350,044
	150,000		Provincia de Buenos Aires Argentina, 9.95%, 6/9/21 (144A)	154,125
AUD	90,000		Queensland Treasury Corp., 5.5%, 6/21/21	73,026
AUD	100,000		Queensland Treasury Corp., 5.75%, 7/22/24	85,124
RON	380,000		Romania Government Bond, 5.85%, 4/26/23	105,861
RON	570,000		Romania Government Bond, 5.95%, 6/11/21	158,637
	200,000		Sri Lanka Government International Bond, 6.85%, 11/3/25 (144A)	181,980
SEK	2,300,000		Sweden Government Bond, 2.5%, 5/12/25	313,107
GBP	500,000		United Kingdom Gilt, 1.75%, 7/22/19	737,023
GBP	70,000		United Kingdom Gilt, 4.25%, 9/7/39	134,615
GBP	75,000		United Kingdom Gilt, 8.75%, 8/25/17	121,092
	400,000		Zambia Government International Bond, 5.375%, 9/20/22 (144A)	265,756
				$10,877,030
			TOTAL FOREIGN GOVERNMENT BONDS
			(Cost $12,363,872)	$10,877,030

			MUNICIPAL BONDS - 2.6% (e)
			Municipal Airport - 0.1%
	20,000		Indianapolis Airport Authority, Special Facilities Fed Ex Corporate Project, 5.1%, 1/15/17	$20,808

			Municipal Development - 0.2%
	50,000		California Statewide Communities Development Authority, Sutter Health Series A, 6.0%, 8/15/42	$59,970

			Municipal General - 0.6%
	70,000		JobsOhio Beverage System, 3.985%, 1/1/29	$75,205
	20,000		JobsOhio Beverage System, 4.532%, 1/1/35	21,937
	30,000		Virginia Commonwealth Transportation Board, 4.0%, 5/15/31	33,209
	30,000		Virginia Commonwealth Transportation Board, 4.0%, 5/15/32	33,020
				$163,371
			Higher Municipal Education - 0.9%
	25,000		Baylor University, 4.313%, 3/1/42	$26,239
	25,000		Massachusetts Health & Educational Facilities Authority, Massachusetts Institute of Technology -Series K, 5.5%, 7/1/32	35,320
	25,000		Massachusetts Institute of Technology, 5.6%, 7/1/11	31,629
	50,000		New Jersey Educational Facilities Authority, Princeton University Series D, 4.0%, 7/1/45	54,248
	50,000		University of California, 3.38%, 5/15/28	52,524
	50,000		University of Virginia, Green Bond Series A, 5.0%, 4/1/45	59,197
				$259,157
			Municipal Medical - 0.1%
	25,000		Massachusetts Development Finance Agency, Broad Institute Series A, 5.25%, 4/1/37	$29,096

			Municipal School District - 0.2%
	25,000		Frisco Independent School District, 4.0%, 8/15/40 (PSF-GTD) (f)	$26,824
	25,000		Frisco Independent School District, 4.0%, 8/15/45 (PSF-GTD) (f)	26,661
				$53,485
			Municipal Obligation - 0.5%
	50,000		State of Texas Transportation Commission, 4.0%, 10/1/44 (f)	$53,124
	50,000		State of Washington, 5.0%, 7/1/30 (f)	60,833
	20,000		Washington Suburban Sanitary Commission, Public Import 2nd Series, 4.0%, 6/1/43 (f)	21,359
	20,000		Washington Suburban Sanitary Commission, Public Import 2nd Series, 4.0%, 6/1/44 (f)	21,344
				$156,660
			TOTAL MUNICIPAL BONDS
			(Cost $684,481)	$742,547

			SENIOR FLOATING RATE LOAN INTERESTS - 0.4%**
			Media - 0.2%
			Cable & Satellite - 0.2%
	60,000	0.00	Charter Communications Operating LLC, First Lien Bridge Loan, 5/26/16	$60,000
			Total Media	$60,000
			Telecommunication Services - 0.2%
			Integrated Telecommunication Services - 0.2%
	42,977	3.25	West Corp., B-10 Term Loan (First Lien), 6/30/18	$42,248
			Total Telecommunication Services	$42,248
			TOTAL SENIOR FLOATING RATE LOAN INTERESTS
			(Cost $103,415)	$102,248

			TOTAL INVESTMENT IN SECURITIES - 97.8%
			(Cost $29,520,572) (a)	$27,790,080

			OTHER ASSETS & LIABILITIES - 2.2%	$637,182

			TOTAL NET ASSETS - 100.0%	$28,427,262

	+		Amount rounds to less than 0.1%.

	(Perpetual)		Security with no stated maturity date.

	(Step)		Step up bond issued with an initial coupon rate which converts to a higher rate at a later date.

	REIT		Real Estate Investment Trust.

	REMICS		Real Estate Mortgage Investment Conduits.

	(144A)
Security is exempt from registration under Rule 144A of the Securities Act of 1933.  Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration.  At January 29, 2016, the value of these securities amounted to $6,243,656 or 22.0% of total net assets.

	**
Senior floating rate loan interests in which the Fund invests generally pay interest at rates that are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as LIBOR (London InterBank Offered Rate), (ii) the prime rate offered by one or more major United States banks, (iii) the certificate of deposit rate or (iv) other base lending rates used by commercial lenders. The rate shown is the coupon rate at period end.

	(a)		At January 31, 2016, the net unrealized depreciation on investments based on cost for federal income tax purposes of $29,520,572 was as follows:

			Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$ 903,447

			Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(2,633,940)

			Net unrealized depreciation	$ (1,730,493)

	(b)		Debt obligation with a variable interest rate. Rate shown is rate at end of period.

	(c)		Structured reinsurance investment. At January 31, 2016, the value of these securities amounted to $176,025 or 0.6% of total net assets.

	(d)		Rate to be determined.

	(e)		Consists of Revenue Bonds unless otherwise indicated.

	(f)		Represents a General Obligation Bond.

			Principal amounts are denominated in U.S. Dollars unless otherwise noted:

	AUD		Austrialian Dollar
	CAD		Canadian Dollar
	CNY		Chinese Yuan
	COP		Colombian Peso
	EURO		Euro
	GBP		British Pound Sterling
	INR		Indian Rupee
	JPY		Japanese Yen
	MXN		Mexican Peso
	NOK		Norwegian Krone
	NZD		New Zealand Dollar
	RON		Romanian New Leu
	SEK		Swedish Krona

CENTRALLY CLEARED CREDIT DEFAULT SWAP AGREEMENTS - SELL PROTECTION

Notional Principal ($) (1)		Counterparty	Obligation Entity/Index	Coupon	Credit Rating (2)		Expiration Date	Premiums Received	Unrealized Depreciation
343,332		Chicago Mercantile Exchange	Markit CDX North America High Yield Index	5.00%	B	+	12/20/19	$18,632	$(4,450)

CREDIT DEFAULT SWAP AGREEMENTS - SELL PROTECTION

Notional Principal ($) (1)		Counterparty	Obligation Entity/Index	Coupon	Credit Rating (2)		Expiration Date	Premiums Paid	Unrealized Depreciation
50,000		Morgan Stanley Capital Services LLC	Diamond Offshore Drill Inc.	1.00%	BBB+		12/20/19	$(1,873)	$(6,658)

	(1)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay upon occurrence of a credit event.
	(2)	Based on Standard & Poor's rating of the issuer or the weighted average of all the underlying securities in the index.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

The following is a summary of the inputs used as of January 31, 2016, in valuing the Fund’s assets:
	Level 1	Level 2	Level 3	Total
Convertible Corporate Bonds	$-	$71,565	$-	$71,565
Preferred Stocks	123,040	-	-	123,040
Convertible Preferred Stock	93,760	-	-	93,760
Asset Backed Securities	-	350,818	-	350,818
Collateralized Mortgage Obligations	-	1,956,200	-	1,956,200
Corporate Bonds
Insurance
Reinsurance	-	26,916	149,109	176,025
All Other Corporate Bonds	-	8,249,642	-	8,249,642
U.S. Government Agency Obligations	-	5,047,205	-	5,047,205
Foreign Government Bonds	-	10,877,030	-	10,877,030
Municipal Bonds	-	742,547	-	742,547
Senior Floating Rate Loan Interests	-	102,248	-	102,248
Total	$216,800	$27,424,171	$149,109	$27,790,080

Other Financial Instruments
Net unrealized appreciation on futures contracts	$(86,962)	$-	$-	$(86,962)
Net unrealized appreciation on forward foreign currency contracts	-	150,150	-	150,150
Net unrealized depreciation on forward foreign currency contracts	-	(38,944)	-	(38,944)
Net unrealized appreciation on swap contracts	-	(11,108)	-	(11,108)
Total Other Financial Instruments	$(86,962)	$100,098	$-	$13,136

The following is a reconciliation of assets valued using significant observable inputs (Level 3):
		Corporate Bonds

	Balance as of 10/31/15	$86,744
	Realized gain (loss)1	-
	Change in unrealized appreciation (depreciation)2	2,365
	Purchases	60,000
	Sales	-
	Transfers in to Level 3*	-
	Transfers out of Level 3*	-
	Balance as of 1/31/16	$149,109

1	Realized gain (loss) on these securities is included in the net realized gain (loss) from investments in the Statement of Operations.

2	Unrealized appreciation (depreciation) on these securities is included in the change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

*	Transfers are calculated on the beginning of period values. During the period ended
	January 31, 2016, there were no transfers between Levels 1, 2 and 3.

	Net change in unrealized appreciation (depreciation) of investments
	still held as of 1/31/16	$2,365

 ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure
controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR
270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b)
under the Act (17 CFR 270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b)
under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))
that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below:

                             CERTIFICATIONS

I, [identify the certifying individual], certify that:

1.  I have reviewed this report on Form N-Q of [identify registrant];

2.  Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.  Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.  The registrants other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in
Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

  (a)  Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

  (b)  Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

  (c)  Evaluated the effectiveness of the registrants disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

  (d)  Disclosed in this report any change in the registrants internal control over financial reporting that occurred during the registrants most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting;
  and

5.  The registrants other certifying officer(s) and I have disclosed to the registrants auditors and the audit committee of the registrants board of directors (or persons performing the equivalent functions):

  (a)  All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrants ability to record, process, summarize, and report financial information; and

  (b)  Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrants internal control over financial reporting.

Date:                                                  [Signature] [Title]

Filed herewith.


                                   SIGNATURES

                          [See General Instruction F]

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Pioneer Series Trust VII

By (Signature and Title)* /s/ Lisa M.Jones
                          -----------------------
                          Lisa M.Jones, President and Chief Executive Officer

Date March 30, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Lisa M.Jones
                          -----------------------
                          Lisa M.Jones, President and Chief Executive Officer

Date March 30, 2016

By (Signature and Title)* /s/ Mark E. Bradley
                          -----------------
                          Mark E. Bradley, Treasurer and Chief Accounting
                                        and Financial Officer

Date March 30, 2016

* Print the name and title of each signing officer under his or her signature.